                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-8267

                                Kopp Funds, Inc.
               (Exact name of registrant as specified in charter)

                       7701 France Avenue South, Suite 500
                                 Edina, MN 55435
               (Address of principal executive offices) (Zip code)

                                 John P. Flakne
                                Kopp Funds, Inc.
                       7701 France Avenue South, Suite 500
                                 Edina, MN 55435
                     (Name and address of agent for service)

                                 (952) 841-0400
               Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2006

Date of reporting period: March 31, 2006

ITEM 1. REPORT TO STOCKHOLDERS.

DEAR SHAREHOLDERS:

The momentum that started to turn in our favor a year ago has continued through the first quarter. If you compare your account value as of this report date with one year earlier, you can see that progress has been made. The $64 million question is where we go from here.

It is interesting to note that the current decade is shaping up to be the worst decade for the broad equity market since the 1930s. This is in spite of moderate inflation, unemployment lower than what used to be viewed as full employment, and 3 years of good economic growth. The market would need to do some catching up over the next 3-4 years just for this decade to reach the returns of the 1930s! It would take some very strong years for this decade to reach the returns of the 1970s, the second worst decade! While no one knows how markets will perform in the years ahead, the market results for this decade seem so far out of sync with historical performance of the equity market that more catching up would appear likely.

S&P 500 COMPOUND ANNUAL RATES OF RETURN BY DECADE:

1920s                                19.2%
1930s                                -0.1
1940s                                 9.2
1950s                                19.4
1960s                                 7.8
1970s                                 5.9
1980s                                17.5
1990s                                18.2
2000s                 -1.1 (through 2005)

(Source: Ibbotson Associates)

We have commented in previous letters about cash on the sidelines as a potential catalyst for further market gains. Market strategist Don Hays cites a figure of $6 trillion hoarded away in "money market bomb shelters" (courtesy of investor uncertainty). That money will eventually be invested somewhere else besides low-yielding money market funds. Some of it will return to the equity markets. In fact, a February 23, 2006 article in The Wall Street Journal points out that "investors are moving into the stock market at a stronger clip than seen in years." This would be favorable for the equity market in general and for our investments in particular. Historically, we have been well rewarded in rising markets.

Our optimism extends beyond our current market perspective to the years ahead. Over the longer term, we all benefit as advances in science and technology lead to increased productivity and progress throughout our economy. For the larger companies we review for the Kopp Total Quality Management Fund, these advances are applied to their operations to lead the way to new products, higher quality and lower costs. Many of the companies in the Kopp Emerging Growth Fund are directly involved in bringing the science and technology advances to the market, in areas such as faster computer networks, point of care medical diagnostics, less invasive surgery and many others. Curt Carlson, CEO of SRI, formerly Stanford Research Institute, in an interview on CNET News.com states that "This is the best time in the history of science and technology. . . I have never seen greater opportunities in my career in every field." We believe the potential for the coming years is very good.

KOPP EMERGING GROWTH FUND

Our philosophy for managing the Kopp Emerging Growth Fund has always been to focus on small- to mid-sized growth opportunities, find them early and hold them for the long-term, benefiting both from their earnings growth as well as from the growing recognition such growth would attract. We also keep our portfolios fully invested rather than trying to time the market. We continue to believe in the soundness of our philosophy.

The table on the preceding page gives a very long-term perspective on the market. The first chart below gives a medium-term perspective, showing an interesting twist with regard to small-cap value stocks and small-cap growth stocks. As you can see, value outperformed growth for a very long time -- an overextended period of time. We have been saying that the record gap between value and growth investment styles was not sustainable and was likely to tip back in favor of growth investing. The second chart shows that, indeed, that shift has begun, and we believe it is very likely that growth will outperform value for the next several years. We believe the fastest growth will come from innovative small companies, exactly where we focus our investments.

                                  [BAR CHARTS]

Formatted for Long Term Chart


             Nasdaq   Russell 2000(R) Growth Index   Russell 2000(R) Value Index   Russell 2000(R) Index
             ------   ----------------------------   ---------------------------   ---------------------
12/31/1999        0                   0                             0                          0
  1/3/2000     1.52               -1.18                         -1.83                      -1.44
  1/4/2000    -4.12               -6.07                         -3.94                      -5.22
  1/5/2000    -4.71               -6.25                         -3.46                      -5.13
  1/6/2000    -8.41               -7.73                         -3.01                      -5.84
  1/7/2000    -4.59               -4.64                         -1.14                      -3.24
 1/10/2000    -0.48               -0.85                         -0.12                      -0.56
 1/11/2000    -3.64               -3.28                         -1.09                      -2.40
 1/12/2000    -5.39               -3.97                         -1.36                      -2.93
 1/13/2000    -2.75               -1.16                         -0.01                      -0.70
 1/14/2000    -0.12                0.48                          0.71                       0.57
 1/18/2000     1.51                2.20                          1.01                       1.72
 1/19/2000     2.01                4.08                          1.44                       3.02
 1/20/2000     2.95                6.30                          1.74                       4.47
 1/21/2000     4.08                8.17                          2.22                       5.78
 1/24/2000     0.66                5.64                          0.65                       3.64
 1/25/2000     2.41                5.45                          0.19                       3.35
 1/26/2000     0.01                5.38                          0.06                       3.25
 1/27/2000    -0.73                4.53                         -0.69                       2.44
 1/28/2000    -4.48                1.30                         -1.98                      -0.02
 1/31/2000    -3.17               -0.95                         -2.75                      -1.67
  2/1/2000    -0.43                0.84                         -1.70                      -0.18
  2/2/2000     0.11                2.47                         -1.13                       1.03
  2/3/2000     3.48                5.53                          0.04                       3.34
  2/4/2000     4.30                6.82                          0.04                       4.12
  2/7/2000     6.20                8.78                          0.50                       5.48
  2/8/2000     8.80               10.52                          0.40                       6.49
  2/9/2000     7.22               10.35                         -0.11                       6.19
 2/10/2000    10.23               12.39                         -0.07                       7.43
 2/11/2000     8.01               11.37                         -1.06                       6.42
 2/14/2000     8.58               12.24                         -0.97                       6.97
 2/15/2000     8.64               11.93                         -0.38                       7.03
 2/16/2000     8.81               14.19                         -0.05                       8.52
 2/17/2000    11.79               17.15                          0.79                      10.63
 2/18/2000     8.41               14.08                         -0.88                       8.12
 2/22/2000     7.69               12.72                         -1.15                       7.19
 2/23/2000    11.82               15.32                         -0.70                       8.94
 2/24/2000    13.48               16.56                         -0.45                       9.78
 2/25/2000    12.81               17.24                         -0.19                      10.29
 2/28/2000    12.50               17.53                         -0.17                      10.47
 2/29/2000    15.42               22.06                          2.98                      14.46
  3/1/2000    17.56               25.29                          3.39                      16.56
  3/2/2000    16.84               24.05                          3.11                      15.70
  3/3/2000    20.78               27.85                          4.42                      18.51
  3/6/2000    20.53               28.79                          4.75                      19.21
  3/7/2000    19.13               27.65                          3.26                      17.93
  3/8/2000    20.35               27.70                          2.89                      17.81
  3/9/2000    24.02               30.58                          4.20                      20.07
 3/10/2000    24.07               30.29                          3.51                      19.62
 3/13/2000    20.59               26.74                          2.07                      16.91
 3/14/2000    15.66               22.49                         -0.10                      13.49
 3/15/2000    12.61               17.90                          0.00                      10.76
 3/16/2000    15.93               20.36                          3.76                      13.74
 3/17/2000    17.91               20.53                          3.78                      13.85
 3/20/2000    13.29               13.24                          2.10                       8.79
 3/21/2000    15.79               14.10                          2.64                       9.52
 3/22/2000    19.55               19.00                          4.42                      13.18
 3/23/2000    21.41               19.76                          4.53                      13.68
 3/24/2000    21.96               19.88                          4.51                      13.75
 3/27/2000    21.85               19.95                          4.16                      13.65
 3/28/2000    18.79               16.23                          2.52                      10.76
 3/29/2000    14.14               11.20                          2.11                       7.57
 3/30/2000     9.55                7.70                          1.75                       5.31
 3/31/2000    12.37                9.20                          3.20                       6.79
  4/3/2000     3.79                2.75                          1.55                       2.24
  4/4/2000     1.96                0.32                          0.24                       0.25
  4/5/2000     2.46                3.25                          1.76                       2.62
  4/6/2000     4.87                6.95                          3.46                       5.53
  4/7/2000     9.27                9.56                          4.63                       7.57
 4/10/2000     2.92                3.36                          1.98                       2.78
 4/11/2000    -0.33                0.61                          1.93                       1.09
 4/12/2000    -7.36               -4.45                          1.25                      -2.23
 4/13/2000    -9.65               -5.59                          0.90                      -3.06
 4/14/2000   -18.38              -14.43                         -3.31                     -10.07
 4/17/2000   -13.03              -13.11                         -2.68                      -9.02
 4/18/2000    -6.78               -6.00                         -0.06                      -3.69
 4/19/2000    -8.92               -5.90                         -0.10                      -3.64
 4/20/2000   -10.45               -7.43                         -0.02                      -4.54
 4/24/2000   -14.42              -10.88                         -1.38                      -7.16
 4/25/2000    -8.80               -6.08                          1.56                      -3.10
 4/26/2000   -10.79               -7.50                          1.32                      -4.05
 4/27/2000    -7.26               -4.79                          2.32                      -2.01
 4/28/2000    -5.13               -1.84                          3.67                       0.30
  5/1/2000    -2.73                1.39                          5.08                       2.82
  5/2/2000    -6.98               -2.00                          3.42                       0.11
  5/3/2000    -8.90               -4.10                          1.77                      -1.81
  5/4/2000    -8.58               -2.72                          2.82                      -0.57
  5/5/2000    -6.20               -0.15                          4.37                       1.61
  5/8/2000    -9.83               -3.56                          3.22                      -0.92
  5/9/2000   -11.90               -5.98                          2.29                      -2.75
 5/10/2000   -16.82              -10.17                          0.45                      -6.02
 5/11/2000   -14.00               -6.83                          2.91                      -3.03
 5/12/2000   -13.28               -6.53                          3.21                      -2.73
 5/15/2000   -11.34               -5.10                          4.43                      -1.39
 5/16/2000    -8.64               -2.95                          5.23                       0.24
 5/17/2000   -10.43               -4.29                          4.12                      -1.01
 5/18/2000   -13.04               -6.42                          3.04                      -2.73
 5/19/2000   -16.68               -9.18                          1.61                      -4.97
 5/22/2000   -17.33              -11.23                          0.73                      -6.56
 5/23/2000   -22.23              -14.62                         -0.40                      -9.06
 5/24/2000   -19.63              -14.01                          0.12                      -8.49
 5/25/2000   -21.23              -15.33                         -0.73                      -9.62
 5/26/2000   -21.24              -15.22                         -0.26                      -9.37
 5/30/2000   -14.99              -10.24                          1.74                      -5.56
 5/31/2000   -16.43              -10.47                          1.86                      -5.65
  6/1/2000   -11.96               -6.22                          3.51                      -2.41
  6/2/2000    -6.29               -0.69                          5.23                       1.64
  6/5/2000    -6.08               -0.14                          4.56                       1.71
  6/6/2000    -7.69               -0.73                          4.62                       1.37
  6/7/2000    -5.65                0.60                          5.03                       2.35
  6/8/2000    -5.99                0.32                          4.49                       1.97
  6/9/2000    -4.78                2.59                          5.27                       3.66
 6/12/2000    -7.41               -1.41                          4.18                       0.79
 6/13/2000    -5.36               -0.44                          5.30                       1.82
 6/14/2000    -6.68               -1.54                          4.94                       1.01
 6/15/2000    -5.49               -0.82                          5.15                       1.53
 6/16/2000    -5.13               -0.16                          4.83                       1.81
 6/19/2000    -1.95                2.05                          6.00                       3.61
 6/20/2000    -1.37                3.12                          5.81                       4.19
 6/21/2000    -0.13                3.81                          5.73                       4.58
 6/22/2000    -3.26                1.14                          3.56                       2.10
 6/23/2000    -5.50               -0.23                          3.32                       1.17
 6/26/2000    -3.86                1.27                          3.99                       2.35
 6/27/2000    -5.17               -1.04                          3.44                       0.73
 6/28/2000    -3.17                2.05                          5.08                       3.25
 6/29/2000    -4.72               -0.10                          4.21                       1.60
 6/30/2000    -2.54                1.04                          4.52                       2.42
  7/3/2000    -1.90                1.63                          6.64                       3.68
  7/5/2000    -5.07               -0.27                          6.47                       2.55
  7/6/2000    -2.67                0.72                          7.47                       3.54
  7/7/2000    -1.13                2.12                          7.89                       4.50
 7/10/2000    -2.19                2.61                          8.45                       5.03
 7/11/2000    -2.77                2.26                          8.38                       4.80
 7/12/2000     0.74                4.96                          9.69                       6.88
 7/13/2000     2.59                5.74                          9.83                       7.37
 7/14/2000     4.35                5.72                          9.82                       7.36
 7/17/2000     5.05                6.61                          9.84                       7.86
 7/18/2000     2.65                4.17                          8.94                       6.11
 7/19/2000    -0.34                1.78                          8.17                       4.44
 7/20/2000     2.83                3.44                          9.19                       5.81
 7/21/2000     0.62                0.06                          8.03                       3.42
 7/24/2000    -2.16               -2.14                          7.05                       1.75
 7/25/2000    -0.98               -2.47                          7.48                       1.76
 7/26/2000    -2.01               -2.85                          7.74                       1.66
 7/27/2000    -5.58               -6.59                          7.00                      -0.74
 7/28/2000    -9.98               -9.67                          5.76                      -3.01
 7/31/2000    -7.43               -7.63                          7.83                      -0.96
  8/1/2000    -9.43               -8.65                          7.86                      -1.52
  8/2/2000   -10.10               -8.15                          8.33                      -1.03
  8/3/2000    -7.60               -8.48                          8.42                      -1.18
  8/4/2000    -6.93               -7.47                          9.01                      -0.35
  8/7/2000    -5.07               -5.89                          9.83                       0.89
  8/8/2000    -5.43               -6.60                         10.16                       0.64
  8/9/2000    -5.30               -6.85                          9.99                       0.42
 8/10/2000    -7.60               -8.38                          9.28                      -0.74
 8/11/2000    -6.88               -6.79                         11.12                       0.96
 8/14/2000    -5.40               -5.94                         11.95                       1.79
 8/15/2000    -5.35               -6.73                         10.91                       0.90
 8/16/2000    -5.11               -6.03                         11.28                       1.45
 8/17/2000    -3.16               -4.95                         11.59                       2.19
 8/18/2000    -3.42               -4.81                         10.98                       2.00
 8/21/2000    -2.85               -4.34                         10.83                       2.19
 8/22/2000    -2.73               -4.05                         10.88                       2.38
 8/23/2000    -1.43               -3.65                         10.58                       2.47
 8/24/2000    -0.39               -2.11                         11.04                       3.54
 8/25/2000    -0.65               -1.54                         11.15                       3.90
 8/28/2000     0.03               -0.91                         10.95                       4.17
 8/29/2000     0.32               -0.07                         11.31                       4.79
 8/30/2000     0.85                0.66                         11.59                       5.33
 8/31/2000     3.37                2.06                         12.31                       6.43
  9/1/2000     4.06                3.21                         12.66                       7.23
  9/5/2000     1.82                2.31                         12.49                       6.64
  9/6/2000    -1.38                0.91                         13.08                       6.12
  9/7/2000     0.71                2.55                         13.90                       7.40
  9/8/2000    -2.23                0.33                         13.22                       5.86
 9/11/2000    -4.25               -0.51                         13.73                       5.60
 9/12/2000    -5.40               -0.94                         13.71                       5.35
 9/13/2000    -4.31               -0.39                         13.70                       5.66
 9/14/2000    -3.82                1.12                         14.17                       6.71
 9/15/2000    -5.75               -0.93                         12.98                       5.04
 9/18/2000    -8.42               -4.13                         10.66                       2.23
 9/19/2000    -5.01               -2.21                         11.19                       3.54
 9/20/2000    -4.22               -2.65                         10.92                       3.17
 9/21/2000    -5.91               -4.16                          9.64                       1.77
 9/22/2000    -6.53               -2.90                         10.07                       2.66
 9/25/2000    -8.06               -3.69                          9.56                       2.00
 9/26/2000    -9.34               -5.09                          8.87                       0.91
 9/27/2000   -10.15               -5.78                          8.93                       0.55
 9/28/2000    -7.15               -2.25                         11.51                       3.65
 9/29/2000    -9.74               -3.03                         11.43                       3.18
 10/2/2000   -12.30               -5.42                         10.10                       1.25
 10/3/2000   -15.08               -7.73                          9.89                      -0.14
 10/4/2000   -13.42               -6.94                         10.18                       0.43
 10/5/2000   -14.68               -8.24                          9.64                      -0.53
 10/6/2000   -17.41              -11.32                          8.33                      -2.84
 10/9/2000   -17.54              -11.77                          8.24                      -3.13
10/10/2000   -20.37              -13.79                          7.26                      -4.70
10/11/2000   -22.14              -15.43                          6.26                      -6.06
10/12/2000   -24.44              -18.04                          4.29                      -8.39
10/13/2000   -18.49              -13.66                          6.55                      -4.94
10/16/2000   -19.14              -12.97                          6.26                      -4.67
10/17/2000   -21.02              -15.37                          4.43                      -6.82
10/18/2000   -22.06              -16.80                          4.15                      -7.75
10/19/2000   -15.99              -12.92                          6.00                      -4.76
10/20/2000   -14.40              -11.08                          6.40                      -3.55
10/23/2000   -14.76              -10.25                          6.47                      -3.04
10/24/2000   -15.96              -11.14                          6.66                      -3.46
10/25/2000   -20.64              -14.58                          5.38                      -5.96
10/26/2000   -19.59              -13.75                          6.36                      -5.07
10/27/2000   -19.44              -14.34                          7.16                      -5.05
10/30/2000   -21.57              -14.75                          9.00                      -4.48
10/31/2000   -17.19              -10.92                         10.84                      -1.52
 11/1/2000   -18.08              -11.30                         10.20                      -2.01
 11/2/2000   -15.73               -8.49                         11.92                       0.32
 11/3/2000   -15.18               -8.08                         11.75                       0.48
 11/6/2000   -16.05               -9.07                         11.30                      -0.27
 11/7/2000   -16.06               -8.62                         11.66                       0.13
 11/8/2000   -20.58              -10.63                         11.81                      -0.93
 11/9/2000   -21.35              -12.05                         11.23                      -1.98
11/10/2000   -25.57              -15.57                          9.25                      -4.83
11/13/2000   -27.10              -17.36                          9.56                      -5.70
11/14/2000   -22.88              -14.40                         10.45                      -3.65
11/15/2000   -22.21              -13.37                         11.33                      -2.68
11/16/2000   -25.49              -16.00                         10.11                      -4.69
11/17/2000   -25.61              -16.27                         10.95                      -4.48
11/20/2000   -29.33              -19.65                          9.68                      -6.95
11/21/2000   -29.44              -20.80                          9.59                      -7.63
11/22/2000   -32.29              -23.39                          8.91                      -9.39
11/24/2000   -28.63              -19.86                         10.68                      -6.63
11/27/2000   -29.21              -19.72                         10.42                      -6.66
11/28/2000   -32.79              -23.40                          9.43                      -9.17
11/29/2000   -33.48              -24.93                          9.41                     -10.04
11/30/2000   -36.16              -27.11                          8.30                     -11.75
 12/1/2000   -34.99              -24.68                         10.08                      -9.60
 12/4/2000   -35.72              -26.44                          9.45                     -10.87
 12/5/2000   -28.99              -21.42                         12.36                      -6.76
 12/6/2000   -31.28              -22.86                         10.79                      -8.27
 12/7/2000   -32.36              -23.75                         10.83                      -8.75
 12/8/2000   -28.31              -19.85                         13.92                      -5.20
12/11/2000   -25.91              -17.64                         14.77                      -3.59
12/12/2000   -27.95              -19.85                         13.33                      -5.46
12/13/2000   -30.63              -21.75                         12.23                      -7.01
12/14/2000   -32.95              -23.84                         11.27                      -8.61
12/15/2000   -34.80              -24.71                         10.68                      -9.36
12/18/2000   -35.50              -24.48                         12.74                      -8.33
12/19/2000   -38.28              -25.90                         12.57                      -9.21
12/20/2000   -42.67              -29.70                         10.68                     -12.18
12/21/2000   -42.49              -29.78                         12.25                     -11.54
12/22/2000   -38.15              -26.28                         14.97                      -8.38
12/26/2000   -38.72              -25.94                         16.19                      -7.66
12/27/2000   -37.60              -23.48                         18.76                      -5.15
12/28/2000   -37.15              -20.46                         21.53                      -2.24
12/29/2000   -39.29              -22.67                         19.64                      -4.32
  1/2/2001   -43.68              -27.56                         16.42                      -8.48
  1/3/2001   -35.70              -22.81                         20.20                      -4.15
  1/4/2001   -36.92              -24.68                         19.36                      -5.57
  1/5/2001   -40.83              -27.76                         16.98                      -8.35
  1/8/2001   -41.12              -28.45                         17.19                      -8.65
  1/9/2001   -40.01              -27.80                         17.40                      -8.19
 1/10/2001   -37.97              -25.26                         19.33                      -5.92
 1/11/2001   -35.11              -22.39                         19.41                      -4.26
 1/12/2001   -35.46              -21.67                         19.34                      -3.88
 1/16/2001   -35.65              -20.37                         21.08                      -2.39
 1/17/2001   -34.07              -19.97                         20.63                      -2.36
 1/18/2001   -31.97              -19.55                         20.60                      -2.13
 1/19/2001   -31.92              -20.41                         18.75                      -3.42
 1/22/2001   -32.23              -20.17                         19.39                      -3.00
 1/23/2001   -30.20              -17.64                         21.50                      -0.65
 1/24/2001   -29.74              -17.26                         21.11                      -0.61
 1/25/2001   -32.32              -18.26                         20.92                      -1.26
 1/26/2001   -31.65              -18.32                         20.84                      -1.32
 1/29/2001   -30.25              -16.49                         22.68                       0.50
 1/30/2001   -30.25              -15.66                         23.29                       1.25
 1/31/2001   -31.86              -16.42                         22.78                       0.59
  2/1/2001   -31.62              -16.81                         23.58                       0.72
  2/2/2001   -34.62              -18.97                         22.78                      -0.86
  2/5/2001   -35.05              -19.57                         23.44                      -0.92
  2/6/2001   -34.52              -18.45                         24.27                       0.08
  2/7/2001   -35.91              -18.63                         25.12                       0.34
  2/8/2001   -37.04              -19.59                         24.45                      -0.49
  2/9/2001   -39.28              -21.08                         23.73                      -1.65
 2/12/2001   -38.82              -19.86                         25.93                       0.00
 2/13/2001   -40.34              -20.65                         25.70                      -0.56
 2/14/2001   -38.78              -20.34                         25.71                      -0.37
 2/15/2001   -37.26              -19.09                         26.52                       0.69
 2/16/2001   -40.40              -21.24                         24.96                      -1.21
 2/20/2001   -43.03              -23.31                         23.98                      -2.81
 2/21/2001   -44.24              -24.96                         22.65                      -4.32
 2/22/2001   -44.83              -26.31                         21.56                      -5.56
 2/23/2001   -44.40              -26.24                         21.56                      -5.52
 2/26/2001   -43.27              -24.28                         23.95                      -3.38
 2/27/2001   -45.74              -26.61                         22.64                      -5.27
 2/28/2001   -47.12              -27.90                         22.34                      -6.14
  3/1/2001   -46.35              -28.10                         22.12                      -6.35
  3/2/2001   -47.96              -27.79                         23.34                      -5.64
  3/5/2001   -47.34              -28.08                         23.22                      -5.86
  3/6/2001   -45.83              -26.87                         24.07                      -4.80
  3/7/2001   -45.35              -26.50                         25.29                      -4.07
  3/8/2001   -46.71              -27.59                         25.20                      -4.73
  3/9/2001   -49.55              -29.58                         24.24                      -6.28
 3/12/2001   -52.73              -32.82                         21.52                      -9.30
 3/13/2001   -50.49              -31.90                         22.07                      -8.54
 3/14/2001   -51.54              -33.21                         19.89                     -10.23
 3/15/2001   -52.31              -33.62                         19.72                     -10.53
 3/16/2001   -53.53              -35.83                         17.89                     -12.58
 3/19/2001   -52.05              -34.03                         19.86                     -10.71
 3/20/2001   -54.35              -35.27                         18.38                     -12.05
 3/21/2001   -55.02              -36.93                         16.57                     -13.78
 3/22/2001   -53.37              -37.14                         15.49                     -14.36
 3/23/2001   -52.60              -34.76                         17.15                     -12.29
 3/26/2001   -52.85              -34.25                         18.37                     -11.48
 3/27/2001   -51.53              -33.11                         19.38                     -10.39
 3/28/2001   -54.44              -35.42                         17.53                     -12.50
 3/29/2001   -55.26              -35.93                         17.90                     -12.64
 3/30/2001   -54.78              -34.47                         20.10                     -10.85
  4/2/2001   -56.18              -36.92                         18.40                     -12.99
  4/3/2001   -58.89              -39.69                         16.21                     -15.52
  4/4/2001   -59.73              -40.09                         16.17                     -15.76
  4/5/2001   -56.14              -36.10                         19.60                     -12.00
  4/6/2001   -57.72              -37.74                         17.15                     -13.99
  4/9/2001   -57.10              -36.61                         18.87                     -12.61
 4/10/2001   -54.49              -34.38                         20.58                     -10.60
 4/11/2001   -53.33              -34.13                         19.07                     -11.11
 4/12/2001   -51.80              -32.73                         19.86                      -9.97
 4/16/2001   -53.07              -33.70                         19.26                     -10.78
 4/17/2001   -52.74              -32.95                         20.42                      -9.85
 4/18/2001   -48.90              -30.01                         21.54                      -7.69
 4/19/2001   -46.38              -28.52                         22.28                      -6.52
 4/20/2001   -46.84              -29.44                         20.87                      -7.65
 4/23/2001   -49.39              -30.97                         20.31                      -8.76
 4/24/2001   -50.44              -31.13                         21.10                      -8.52
 4/25/2001   -49.38              -29.09                         23.18                      -6.46
 4/26/2001   -49.99              -28.35                         24.42                      -5.51
 4/27/2001   -48.99              -27.18                         25.81                      -4.24
 4/30/2001   -48.00              -26.47                         25.48                      -3.97
  5/1/2001   -46.72              -25.59                         26.69                      -2.95
  5/2/2001   -45.43              -24.97                         26.41                      -2.71
  5/3/2001   -47.26              -26.35                         25.48                      -3.90
  5/4/2001   -46.14              -25.36                         27.49                      -2.47
  5/7/2001   -46.59              -25.80                         26.59                      -3.11
  5/8/2001   -45.97              -25.48                         27.15                      -2.69
  5/9/2001   -47.00              -25.79                         26.81                      -3.01
 5/10/2001   -47.68              -25.84                         27.08                      -2.92
 5/11/2001   -48.21              -26.53                         26.51                      -3.56
 5/14/2001   -48.84              -26.94                         26.73                      -3.70
 5/15/2001   -48.75              -26.53                         27.56                      -3.11
 5/16/2001   -46.76              -25.05                         29.07                      -1.61
 5/17/2001   -46.09              -23.22                         30.11                      -0.12
 5/18/2001   -45.96              -22.80                         30.26                       0.18
 5/21/2001   -43.34              -20.44                         31.55                       2.09
 5/22/2001   -43.14              -20.07                         31.67                       2.35
 5/23/2001   -44.87              -22.08                         29.80                       0.40
 5/24/2001   -43.92              -21.53                         30.47                       1.00
 5/25/2001   -44.68              -21.69                         29.87                       0.65
 5/29/2001   -46.54              -23.29                         29.11                      -0.59
 5/30/2001   -48.78              -25.45                         28.12                      -2.25
 5/31/2001   -48.14              -24.79                         28.41                      -1.75
  6/1/2001   -47.18              -23.95                         29.70                      -0.72
  6/4/2001   -47.02              -23.06                         31.10                       0.39
  6/5/2001   -45.11              -21.11                         32.71                       2.20
  6/6/2001   -45.50              -21.65                         31.64                       1.43
  6/7/2001   -44.36              -21.21                         32.05                       1.86
  6/8/2001   -45.57              -21.77                         31.36                       1.25
 6/11/2001   -46.65              -23.01                         30.85                       0.32
 6/12/2001   -46.68              -23.21                         31.11                       0.32
 6/13/2001   -47.86              -23.68                         30.91                      -0.04
 6/14/2001   -49.77              -25.76                         29.20                      -1.97
 6/15/2001   -50.15              -25.94                         29.33                      -2.02
 6/18/2001   -51.13              -27.15                         28.83                      -2.93
 6/19/2001   -51.03              -27.51                         28.48                      -3.28
 6/20/2001   -50.08              -26.33                         30.19                      -1.87
 6/21/2001   -49.41              -26.09                         30.77                      -1.49
 6/22/2001   -50.00              -27.60                         28.57                      -3.30
 6/25/2001   -49.60              -28.30                         27.44                      -4.18
 6/26/2001   -49.26              -27.36                         29.25                      -2.87
 6/27/2001   -49.01              -26.49                         30.27                      -1.93
 6/28/2001   -47.77              -25.00                         31.70                      -0.46
 6/29/2001   -46.89              -22.76                         33.30                       1.51
  7/2/2001   -47.20              -25.66                         30.61                      -1.43
  7/3/2001   -47.39              -26.16                         30.34                      -1.86
  7/5/2001   -48.88              -27.02                         29.69                      -2.67
  7/6/2001   -50.75              -28.82                         27.91                      -4.54
  7/9/2001   -50.20              -28.39                         28.57                      -4.01
 7/10/2001   -51.77              -29.93                         27.17                      -5.56
 7/11/2001   -51.54              -30.45                         26.88                      -6.01
 7/12/2001   -48.99              -27.93                         29.36                      -3.40
 7/13/2001   -48.77              -27.64                         29.73                      -3.07
 7/16/2001   -50.14              -28.94                         28.82                      -4.28
 7/17/2001   -49.20              -27.89                         30.52                      -2.94
 7/18/2001   -50.45              -29.29                         29.35                      -4.31
 7/19/2001   -49.71              -28.67                         30.31                      -3.54
 7/20/2001   -50.13              -28.67                         30.55                      -3.44
 7/23/2001   -51.13              -29.49                         29.25                      -4.48
 7/24/2001   -51.85              -31.04                         27.55                      -6.15
 7/25/2001   -51.24              -30.84                         28.62                      -5.61
 7/26/2001   -50.29              -29.35                         30.24                      -4.01
 7/27/2001   -50.14              -29.13                         29.83                      -4.02
 7/30/2001   -50.41              -29.30                         29.98                      -4.08
 7/31/2001   -50.18              -29.36                         30.11                      -4.07
  8/1/2001   -49.17              -28.57                         31.06                      -3.19
  8/2/2001   -48.70              -28.71                         31.16                      -3.24
  8/3/2001   -49.22              -29.22                         31.10                      -3.60
  8/6/2001   -50.01              -30.43                         29.98                      -4.83
  8/7/2001   -50.17              -30.65                         30.04                      -4.95
  8/8/2001   -51.68              -32.18                         28.70                      -6.47
  8/9/2001   -51.75              -32.10                         29.36                      -6.17
 8/10/2001   -51.92              -32.05                         29.98                      -5.90
 8/13/2001   -51.29              -31.57                         30.23                      -5.49
 8/14/2001   -51.72              -31.33                         31.17                      -4.97
 8/15/2001   -52.84              -31.80                         31.34                      -5.22
 8/16/2001   -52.56              -31.64                         32.50                      -4.68
 8/17/2001   -54.12              -32.77                         31.31                      -5.88
 8/20/2001   -53.77              -32.39                         32.34                      -5.24
 8/21/2001   -55.00              -33.67                         31.11                      -6.55
 8/22/2001   -54.29              -32.77                         32.13                      -5.57
 8/23/2001   -54.71              -33.27                         31.02                      -6.32
 8/24/2001   -52.90              -31.83                         32.37                      -4.85
 8/27/2001   -53.00              -31.89                         31.49                      -5.23
 8/28/2001   -54.17              -32.77                         30.56                      -6.16
 8/29/2001   -54.71              -33.03                         30.56                      -6.33
 8/30/2001   -55.97              -33.98                         29.52                      -7.36
 8/31/2001   -55.63              -33.80                         29.41                      -7.28
  9/4/2001   -56.48              -34.39                         29.60                      -7.60
  9/5/2001   -56.77              -35.41                         29.08                      -8.47
  9/6/2001   -58.09              -36.92                         26.95                     -10.28
  9/7/2001   -58.53              -38.04                         24.62                     -11.90
 9/10/2001   -58.34              -38.73                         23.50                     -12.78
 9/11/2001   -58.34              -38.73                         23.50                     -12.78
 9/12/2001   -58.34              -38.73                         23.50                     -12.78
 9/13/2001   -58.34              -38.73                         23.50                     -12.78
 9/14/2001   -58.34              -38.73                         23.50                     -12.78
 9/17/2001   -61.18              -42.13                         17.37                     -17.35
 9/18/2001   -61.79              -43.39                         16.45                     -18.54
 9/19/2001   -62.46              -44.72                         14.34                     -20.21
 9/20/2001   -63.85              -46.77                          9.79                     -23.29
 9/21/2001   -65.03              -48.00                          7.37                     -25.02
 9/24/2001   -63.15              -45.58                         10.91                     -22.07
 9/25/2001   -63.10              -45.40                         11.85                     -21.60
 9/26/2001   -64.02              -46.66                         10.72                     -22.87
 9/27/2001   -64.10              -46.33                         11.81                     -22.24
 9/28/2001   -63.17              -44.51                         14.85                     -19.88
 10/1/2001   -63.62              -45.72                         13.17                     -21.32
 10/2/2001   -63.33              -44.91                         13.94                     -20.49
 10/3/2001   -61.15              -42.76                         16.14                     -18.23
 10/4/2001   -60.75              -41.88                         16.60                     -17.47
 10/5/2001   -60.55              -42.24                         16.15                     -17.88
 10/8/2001   -60.54              -42.55                         15.24                     -18.43
 10/9/2001   -61.41              -43.10                         14.37                     -19.12
10/10/2001   -60.04              -41.07                         17.61                     -16.55
10/11/2001   -58.19              -39.12                         19.07                     -14.70
10/12/2001   -58.14              -39.40                         18.28                     -15.19
10/15/2001   -58.31              -39.23                         18.76                     -14.89
10/16/2001   -57.68              -38.37                         19.57                     -14.01
10/17/2001   -59.54              -40.04                         17.26                     -16.00
10/18/2001   -59.39              -40.60                         16.44                     -16.68
10/19/2001   -58.93              -39.89                         17.62                     -15.76
10/22/2001   -58.03              -38.97                         18.52                     -14.81
10/23/2001   -58.11              -39.41                         17.66                     -15.43
10/24/2001   -57.45              -39.23                         17.48                     -15.37
10/25/2001   -56.37              -37.80                         19.32                     -13.73
10/26/2001   -56.53              -37.33                         19.89                     -13.20
10/29/2001   -58.24              -38.86                         17.75                     -15.02
10/30/2001   -59.02              -40.19                         16.65                     -16.33
10/31/2001   -58.46              -39.18                         17.66                     -15.27
 11/1/2001   -57.09              -38.23                         19.51                     -13.95
 11/2/2001   -57.10              -38.50                         19.02                     -14.30
 11/5/2001   -55.92              -37.70                         19.97                     -13.42
 11/6/2001   -54.90              -36.95                         21.40                     -12.38
 11/7/2001   -54.84              -37.04                         20.51                     -12.77
 11/8/2001   -55.08              -37.41                         20.25                     -13.12
 11/9/2001   -55.07              -37.65                         20.17                     -13.31
11/12/2001   -54.78              -37.23                         20.68                     -12.84
11/13/2001   -53.50              -35.86                         22.39                     -11.28
11/14/2001   -53.23              -35.25                         23.66                     -10.39
11/15/2001   -53.30              -35.98                         23.17                     -11.07
11/16/2001   -53.34              -35.74                         23.74                     -10.69
11/19/2001   -52.46              -34.50                         24.91                      -9.43
11/20/2001   -53.79              -35.23                         24.21                     -10.18
11/21/2001   -53.92              -35.48                         23.82                     -10.49
11/23/2001   -53.23              -34.60                         25.46                      -9.29
11/26/2001   -52.30              -33.92                         25.72                      -8.73
11/27/2001   -52.43              -33.95                         25.51                      -8.83
11/28/2001   -53.60              -35.30                         24.22                     -10.22
11/29/2001   -52.49              -33.84                         26.69                      -8.32
11/30/2001   -52.56              -34.13                         25.86                      -8.82
 12/3/2001   -53.19              -34.83                         25.14                      -9.56
 12/4/2001   -51.76              -33.01                         27.60                      -7.42
 12/5/2001   -49.70              -31.00                         30.13                      -5.13
 12/6/2001   -49.52              -30.54                         30.79                      -4.58
 12/7/2001   -50.33              -30.77                         30.66                      -4.78
12/10/2001   -51.05              -31.82                         28.82                      -6.17
12/11/2001   -50.80              -31.74                         28.98                      -6.05
12/12/2001   -50.57              -31.67                         29.16                      -5.95
12/13/2001   -52.17              -32.83                         27.72                      -7.26
12/14/2001   -52.00              -32.79                         29.03                      -6.74
12/17/2001   -51.16              -31.52                         31.32                      -5.03
12/18/2001   -50.73              -30.61                         32.64                      -3.93
12/19/2001   -51.27              -31.22                         31.92                      -4.61
12/20/2001   -52.85              -32.64                         30.24                      -6.19
12/21/2001   -52.18              -30.99                         32.55                      -4.22
12/24/2001   -52.22              -30.77                         33.09                      -3.87
12/26/2001   -51.82              -30.01                         34.05                      -3.01
12/27/2001   -51.43              -29.53                         34.48                      -2.53
12/28/2001   -51.16              -29.23                         34.45                      -2.33
12/31/2001   -52.07              -30.06                         33.24                      -3.34
  1/2/2002   -51.36              -30.32                         33.01                      -3.60
  1/3/2002   -49.76              -28.98                         35.01                      -1.95
  1/4/2002   -49.39              -28.45                         36.05                      -1.21
  1/7/2002   -49.94              -29.46                         34.63                      -2.42
  1/8/2002   -49.48              -28.77                         35.89                      -1.49
  1/9/2002   -49.75              -29.25                         35.08                      -2.11
 1/10/2002   -49.69              -29.19                         35.28                      -2.00
 1/11/2002   -50.30              -30.07                         34.02                      -3.06
 1/14/2002   -51.08              -31.20                         32.36                      -4.43
 1/15/2002   -50.83              -31.11                         33.26                      -4.04
 1/16/2002   -52.22              -32.80                         31.74                      -5.73
 1/17/2002   -51.20              -31.90                         33.28                      -4.55
 1/18/2002   -52.56              -33.24                         31.46                      -6.14
 1/22/2002   -53.74              -34.22                         30.58                      -7.12
 1/23/2002   -52.76              -33.03                         32.69                      -5.53
 1/24/2002   -52.26              -32.47                         32.90                      -5.08
 1/25/2002   -52.38              -32.70                         33.12                      -5.16
 1/28/2002   -52.23              -32.67                         34.07                      -4.77
 1/29/2002   -53.48              -33.92                         32.46                      -6.22
 1/30/2002   -52.98              -33.19                         34.18                      -5.08
 1/31/2002   -52.47              -32.56                         34.85                      -4.41
  2/1/2002   -53.03              -32.94                         33.91                      -5.02
  2/4/2002   -54.40              -34.97                         32.29                      -6.99
  2/5/2002   -54.82              -35.34                         32.26                      -7.24
  2/6/2002   -55.45              -36.44                         30.85                      -8.51
  2/7/2002   -56.21              -37.18                         30.06                      -9.30
  2/8/2002   -55.30              -35.96                         32.25                      -7.66
 2/11/2002   -54.62              -35.21                         33.36                      -6.75
 2/12/2002   -54.93              -35.00                         33.34                      -6.61
 2/13/2002   -54.31              -34.40                         34.56                      -5.75
 2/14/2002   -54.70              -35.38                         33.36                      -6.86
 2/15/2002   -55.64              -35.88                         33.46                      -7.15
 2/19/2002   -56.98              -37.62                         31.67                      -8.99
 2/20/2002   -56.37              -36.72                         33.92                      -7.55
 2/21/2002   -57.82              -38.15                         31.81                      -9.29
 2/22/2002   -57.62              -37.39                         33.95                      -7.98
 2/25/2002   -56.51              -36.89                         34.71                      -7.36
 2/26/2002   -56.58              -36.42                         35.52                      -6.75
 2/27/2002   -56.95              -36.33                         36.05                      -6.49
 2/28/2002   -57.45              -36.95                         35.44                      -7.14
  3/1/2002   -55.70              -35.54                         37.66                      -5.36
  3/4/2002   -54.31              -33.82                         39.70                      -3.44
  3/5/2002   -54.14              -33.87                         39.57                      -3.53
  3/6/2002   -53.54              -32.95                         41.74                      -2.10
  3/7/2002   -53.76              -32.92                         41.74                      -2.08
  3/8/2002   -52.58              -31.94                         42.60                      -1.10
 3/11/2002   -52.58              -31.72                         42.67                      -0.92
 3/12/2002   -53.38              -32.21                         42.58                      -1.29
 3/13/2002   -54.24              -32.90                         41.98                      -1.97
 3/14/2002   -54.44              -32.61                         42.69                      -1.52
 3/15/2002   -54.09              -32.47                         43.15                      -1.25
 3/18/2002   -53.87              -31.88                         44.04                      -0.52
 3/19/2002   -53.78              -31.61                         44.59                      -0.14
 3/20/2002   -54.96              -32.58                         43.31                      -1.26
 3/21/2002   -54.08              -31.47                         44.71                       0.00
 3/22/2002   -54.50              -31.91                         43.88                      -0.60
 3/25/2002   -55.46              -32.90                         42.49                      -1.79
 3/26/2002   -55.17              -32.35                         44.30                      -0.74
 3/27/2002   -55.11              -31.91                         45.71                       0.08
 3/28/2002   -54.65              -31.50                         45.29                       0.20
  4/1/2002   -54.23              -31.73                         44.68                      -0.18
  4/2/2002   -55.66              -32.56                         44.03                      -0.98
  4/3/2002   -56.15              -33.31                         43.34                      -1.75
  4/4/2002   -56.02              -33.12                         43.93                      -1.40
  4/5/2002   -56.50              -33.42                         44.15                      -1.52
  4/8/2002   -56.11              -32.83                         45.87                      -0.48
  4/9/2002   -57.18              -33.14                         46.43                      -0.48
 4/10/2002   -56.58              -32.08                         48.92                       1.16
 4/11/2002   -57.60              -33.41                         47.29                      -0.33
 4/12/2002   -56.84              -31.91                         50.82                       1.99
 4/15/2002   -56.90              -32.06                         49.64                       1.45
 4/16/2002   -55.35              -30.41                         52.09                       3.47
 4/17/2002   -55.50              -30.85                         50.66                       2.64
 4/18/2002   -55.71              -30.74                         50.36                       2.60
 4/19/2002   -55.84              -31.03                         50.26                       2.37
 4/22/2002   -56.78              -32.08                         48.73                       1.09
 4/23/2002   -57.48              -32.25                         48.68                       0.96
 4/24/2002   -57.90              -32.81                         48.12                       0.38
 4/25/2002   -57.89              -32.81                         48.93                       0.68
 4/26/2002   -59.11              -34.00                         47.17                      -0.77
 4/29/2002   -59.28              -34.43                         47.43                      -0.96
 4/30/2002   -58.51              -32.99                         50.22                       1.04
  5/1/2002   -58.78              -33.13                         50.56                       1.07
  5/2/2002   -59.58              -33.14                         51.92                       1.57
  5/3/2002   -60.36              -33.48                         51.97                       1.37
  5/6/2002   -61.21              -34.98                         49.69                      -0.50
  5/7/2002   -61.32              -35.76                         49.01                      -1.27
  5/8/2002   -58.32              -33.57                         50.78                       0.86
  5/9/2002   -59.44              -34.91                         48.76                      -0.80
 5/10/2002   -60.66              -36.09                         46.29                      -2.51
 5/13/2002   -59.39              -34.98                         48.00                      -1.13
 5/14/2002   -57.76              -33.06                         50.91                       1.25
 5/15/2002   -57.60              -32.87                         51.53                       1.61
 5/16/2002   -57.48              -33.59                         49.57                       0.39
 5/17/2002   -57.21              -33.38                         49.99                       0.70
 5/20/2002   -58.18              -34.30                         48.60                      -0.44
 5/21/2002   -59.10              -35.50                         46.67                      -1.97
 5/22/2002   -58.88              -35.79                         46.37                      -2.28
 5/23/2002   -58.28              -34.78                         48.43                      -0.83
 5/24/2002   -59.17              -36.02                         46.63                      -2.33
 5/28/2002   -59.40              -36.10                         46.13                      -2.57
 5/29/2002   -60.08              -36.94                         45.09                      -3.52
 5/30/2002   -59.90              -36.94                         45.21                      -3.48
 5/31/2002   -60.29              -36.93                         45.01                      -3.55
  6/3/2002   -61.60              -38.99                         41.77                      -6.14
  6/4/2002   -61.22              -39.05                         41.54                      -6.27
  6/5/2002   -60.80              -38.99                         42.10                      -6.02
  6/6/2002   -61.79              -40.48                         39.62                      -7.94
  6/7/2002   -62.27              -39.85                         41.25                      -6.91
 6/10/2002   -62.38              -40.02                         40.92                      -7.15
 6/11/2002   -63.21              -41.12                         39.43                      -8.44
 6/12/2002   -62.67              -41.20                         39.69                      -8.40
 6/13/2002   -63.22              -42.10                         37.58                      -9.79
 6/14/2002   -63.02              -41.62                         38.36                      -9.18
 6/17/2002   -61.83              -39.96                         41.56                      -6.87
 6/18/2002   -62.08              -40.19                         41.44                      -7.07
 6/19/2002   -63.22              -41.36                         39.95                      -8.41
 6/20/2002   -64.00              -42.11                         39.88                      -8.94
 6/21/2002   -64.59              -42.34                         40.73                      -8.78
 6/24/2002   -64.11              -42.59                         40.12                      -9.17
 6/25/2002   -65.01              -43.61                         38.44                     -10.48
 6/26/2002   -64.88              -43.59                         38.70                     -10.37
 6/27/2002   -64.14              -42.65                         40.08                      -9.23
 6/28/2002   -64.04              -42.31                         41.53                      -8.46
  7/1/2002   -65.50              -44.65                         38.06                     -11.40
  7/2/2002   -66.63              -46.60                         33.73                     -14.35
  7/3/2002   -66.08              -46.90                         32.41                     -15.02
  7/5/2002   -64.41              -45.32                         35.59                     -12.75
  7/8/2002   -65.46              -46.35                         33.60                     -14.20
  7/9/2002   -66.06              -47.11                         32.76                     -15.06
 7/10/2002   -66.92              -48.34                         29.99                     -16.93
 7/11/2002   -66.22              -48.55                         28.64                     -17.55
 7/12/2002   -66.25              -48.75                         27.09                     -18.22
 7/15/2002   -66.02              -49.30                         25.86                     -19.05
 7/16/2002   -66.20              -49.30                         24.79                     -19.41
 7/17/2002   -65.66              -48.94                         25.40                     -18.93
 7/18/2002   -66.65              -50.57                         21.46                     -21.50
 7/19/2002   -67.58              -51.92                         18.33                     -23.58
 7/22/2002   -68.48              -52.77                         16.40                     -24.88
 7/23/2002   -69.80              -54.57                         11.27                     -27.97
 7/24/2002   -68.29              -52.59                         15.35                     -25.09
 7/25/2002   -69.53              -52.75                         15.46                     -25.18
 7/26/2002   -68.98              -52.42                         17.15                     -24.36
 7/29/2002   -67.19              -50.03                         22.64                     -20.69
 7/30/2002   -66.97              -49.97                         22.58                     -20.67
 7/31/2002   -67.36              -51.20                         20.36                     -22.35
  8/1/2002   -68.55              -51.72                         19.65                     -22.98
  8/2/2002   -69.33              -53.31                         15.75                     -25.51
  8/5/2002   -70.36              -54.68                         13.36                     -27.35
  8/6/2002   -69.05              -52.82                         17.20                     -24.65
  8/7/2002   -68.52              -52.55                         18.16                     -24.12
  8/8/2002   -67.65              -51.68                         19.94                     -22.85
  8/9/2002   -67.90              -51.83                         19.47                     -23.13
 8/12/2002   -67.89              -51.80                         19.45                     -23.11
 8/13/2002   -68.81              -53.16                         16.19                     -25.25
 8/14/2002   -67.21              -51.65                         19.62                     -22.94
 8/15/2002   -66.95              -51.26                         19.52                     -22.68
 8/16/2002   -66.55              -50.51                         20.90                     -21.64
 8/19/2002   -65.73              -49.66                         22.10                     -20.59
 8/20/2002   -66.17              -50.08                         21.02                     -21.27
 8/21/2002   -65.37              -48.95                         23.73                     -19.50
 8/22/2002   -65.03              -48.50                         24.40                     -18.93
 8/23/2002   -66.07              -49.78                         21.68                     -20.82
 8/26/2002   -65.80              -48.99                         24.36                     -19.32
 8/27/2002   -66.88              -50.48                         21.70                     -21.35
 8/28/2002   -67.70              -51.54                         19.36                     -22.95
 8/29/2002   -67.17              -50.66                         20.32                     -21.95
 8/30/2002   -67.69              -51.25                         19.63                     -22.63
  9/3/2002   -68.94              -52.90                         16.41                     -24.97
  9/4/2002   -68.24              -51.61                         19.74                     -22.87
  9/5/2002   -69.26              -52.67                         17.02                     -24.59
  9/6/2002   -68.17              -51.29                         20.07                     -22.51
  9/9/2002   -67.94              -51.10                         20.18                     -22.33
 9/10/2002   -67.56              -50.73                         20.33                     -22.00
 9/11/2002   -67.67              -50.81                         20.06                     -22.16
 9/12/2002   -68.55              -51.77                         18.04                     -23.56
 9/13/2002   -68.26              -51.33                         19.25                     -22.83
 9/16/2002   -68.65              -51.79                         18.02                     -23.59
 9/17/2002   -69.04              -52.70                         16.06                     -24.94
 9/18/2002   -69.23              -53.09                         15.44                     -25.44
 9/19/2002   -70.11              -54.51                         12.06                     -27.66
 9/20/2002   -69.99              -54.34                         12.69                     -27.32
 9/23/2002   -70.88              -55.44                         10.12                     -29.02
 9/24/2002   -70.95              -55.68                          9.43                     -29.44
 9/25/2002   -69.96              -54.45                         11.68                     -27.74
 9/26/2002   -69.98              -53.90                         13.70                     -26.64
 9/27/2002   -70.53              -54.88                         10.68                     -28.41
 9/30/2002   -71.20              -54.81                         10.82                     -28.31
 10/1/2002   -70.17              -54.19                         12.83                     -27.16
 10/2/2002   -70.82              -55.10                         10.26                     -28.71
 10/3/2002   -71.36              -55.68                          9.59                     -29.38
 10/4/2002   -71.99              -56.78                          6.86                     -31.14
 10/7/2002   -72.49              -58.09                          4.12                     -33.06
 10/8/2002   -72.25              -57.74                          4.53                     -32.65
 10/9/2002   -72.62              -59.17                         -0.05                     -35.28
10/10/2002   -71.41              -57.92                          2.50                     -33.47
10/11/2002   -70.25              -56.68                          4.84                     -31.74
10/14/2002   -70.01              -56.31                          4.96                     -31.42
10/15/2002   -68.49              -54.49                          9.07                     -28.66
10/16/2002   -69.71              -55.70                          6.13                     -30.57
10/17/2002   -68.73              -54.12                          9.44                     -28.25
10/18/2002   -68.35              -53.93                          9.48                     -28.09
10/21/2002   -67.82              -53.16                         10.84                     -27.05
10/22/2002   -68.23              -53.93                          9.06                     -28.23
10/23/2002   -67.56              -53.15                         10.99                     -26.99
10/24/2002   -68.09              -53.53                         10.12                     -27.57
10/25/2002   -67.29              -52.73                         12.22                     -26.26
10/28/2002   -67.66              -53.15                         11.02                     -26.98
10/29/2002   -68.04              -53.32                         11.19                     -27.05
10/30/2002   -67.40              -52.41                         12.40                     -25.95
10/31/2002   -67.32              -52.56                         12.33                     -26.09
 11/1/2002   -66.56              -51.25                         15.21                     -24.12
 11/4/2002   -65.68              -50.62                         15.86                     -23.42
 11/5/2002   -65.57              -50.78                         15.69                     -23.60
 11/6/2002   -65.13              -49.87                         17.57                     -22.28
 11/7/2002   -66.17              -51.19                         14.92                     -24.18
 11/8/2002   -66.60              -51.71                         13.64                     -25.00
11/11/2002   -67.58              -53.11                         11.03                     -26.95
11/12/2002   -66.84              -52.30                         12.44                     -25.85
11/13/2002   -66.55              -52.08                         12.78                     -25.57
11/14/2002   -65.31              -50.69                         15.60                     -23.56
11/15/2002   -65.32              -50.73                         15.51                     -23.63
11/18/2002   -65.75              -51.09                         14.35                     -24.29
11/19/2002   -66.22              -51.56                         13.65                     -24.89
11/20/2002   -65.12              -50.31                         16.12                     -23.10
11/21/2002   -63.94              -48.92                         18.34                     -21.30
11/22/2002   -63.91              -48.54                         18.83                     -20.84
11/25/2002   -63.58              -47.90                         20.23                     -19.88
11/26/2002   -64.50              -48.88                         18.62                     -21.17
11/27/2002   -63.44              -47.37                         22.20                     -18.82
11/29/2002   -63.66              -47.88                         21.09                     -19.58
 12/2/2002   -63.51              -47.59                         21.70                     -19.15
 12/3/2002   -64.39              -48.73                         19.76                     -20.68
 12/4/2002   -64.85              -49.27                         19.04                     -21.33
 12/5/2002   -65.33              -49.66                         18.10                     -21.94
 12/6/2002   -65.04              -49.37                         18.79                     -21.49
 12/9/2002   -66.40              -50.88                         16.07                     -23.55
12/10/2002   -65.82              -49.97                         18.22                     -22.13
12/11/2002   -65.68              -49.89                         18.30                     -22.05
12/12/2002   -65.61              -49.75                         18.83                     -21.76
12/13/2002   -66.52              -50.79                         16.85                     -23.22
12/16/2002   -65.59              -49.93                         18.97                     -21.85
12/17/2002   -65.79              -50.43                         17.96                     -22.57
12/18/2002   -66.54              -51.42                         15.91                     -24.02
12/19/2002   -66.72              -51.66                         16.13                     -24.13
12/20/2002   -66.50              -51.06                         16.82                     -23.44
12/23/2002   -66.05              -50.63                         17.49                     -22.89
12/24/2002   -66.27              -50.87                         17.08                     -23.20
12/26/2002   -66.39              -50.65                         17.34                     -22.95
12/27/2002   -66.87              -51.30                         15.74                     -23.99
12/30/2002   -67.08              -51.61                         15.28                     -24.37
12/31/2002   -67.18              -51.52                         15.60                     -24.20
  1/2/2003   -65.97              -50.26                         18.31                     -22.32
  1/3/2003   -65.91              -50.51                         17.56                     -22.77
  1/6/2003   -65.07              -49.62                         19.47                     -21.45
  1/7/2003   -64.82              -49.95                         18.41                     -22.05
  1/8/2003   -65.57              -50.56                         16.94                     -23.02
  1/9/2003   -64.65              -49.56                         18.72                     -21.66
 1/10/2003   -64.42              -49.45                         18.75                     -21.56
 1/13/2003   -64.46              -49.49                         18.71                     -21.61
 1/14/2003   -64.10              -49.23                         19.44                     -21.16
 1/15/2003   -64.64              -49.63                         18.64                     -21.74
 1/16/2003   -65.01              -49.77                         18.56                     -21.87
 1/17/2003   -66.18              -50.74                         16.76                     -23.21
 1/21/2003   -66.47              -51.40                         15.38                     -24.18
 1/22/2003   -66.59              -51.67                         14.42                     -24.71
 1/23/2003   -65.88              -51.24                         15.31                     -24.08
 1/24/2003   -67.02              -52.42                         12.91                     -25.79
 1/27/2003   -67.43              -53.33                         11.15                     -27.07
 1/28/2003   -67.02              -52.70                         12.42                     -26.16
 1/29/2003   -66.63              -52.38                         12.70                     -25.83
 1/30/2003   -67.50              -53.36                         10.67                     -27.26
 1/31/2003   -67.54              -52.86                         12.21                     -26.36
  2/3/2003   -67.47              -53.17                         11.77                     -26.74
  2/4/2003   -67.90              -53.40                         11.40                     -27.04
  2/5/2003   -68.02              -53.61                         10.86                     -27.38
  2/6/2003   -68.01              -53.92                         10.24                     -27.83
  2/7/2003   -68.48              -54.60                          8.28                     -29.01
 2/10/2003   -68.14              -54.24                          9.41                     -28.35
 2/11/2003   -68.17              -54.41                          8.53                     -28.78
 2/12/2003   -68.57              -55.04                          7.26                     -29.68
 2/13/2003   -68.61              -55.15                          7.15                     -29.80
 2/14/2003   -67.80              -54.49                          7.86                     -29.06
 2/18/2003   -66.91              -53.70                          9.61                     -27.87
 2/19/2003   -67.21              -54.25                          8.35                     -28.71
 2/20/2003   -67.29              -54.26                          8.06                     -28.82
 2/21/2003   -66.85              -53.68                          9.47                     -27.91
 2/24/2003   -67.50              -54.46                          7.61                     -29.12
 2/25/2003   -67.34              -54.14                          8.65                     -28.53
 2/26/2003   -67.96              -54.54                          7.64                     -29.17
 2/27/2003   -67.47              -54.08                          8.64                     -28.49
 2/28/2003   -67.13              -54.15                          8.27                     -28.67
  3/3/2003   -67.55              -54.37                          8.05                     -28.91
  3/4/2003   -67.86              -54.77                          7.31                     -29.46
  3/5/2003   -67.70              -54.80                          7.40                     -29.45
  3/6/2003   -67.98              -55.09                          6.47                     -29.99
  3/7/2003   -67.92              -55.05                          6.57                     -29.92
 3/10/2003   -68.59              -55.89                          4.85                     -31.14
 3/11/2003   -68.75              -56.04                          4.61                     -31.33
 3/12/2003   -68.56              -56.15                          4.23                     -31.55
 3/13/2003   -67.05              -54.80                          6.75                     -29.67
 3/14/2003   -67.06              -54.91                          6.39                     -29.88
 3/17/2003   -65.79              -53.44                          9.54                     -27.70
 3/18/2003   -65.58              -53.04                         10.15                     -27.18
 3/19/2003   -65.67              -53.00                         10.37                     -27.08
 3/20/2003   -65.53              -52.74                         10.93                     -26.69
 3/21/2003   -65.06              -52.06                         12.78                     -25.56
 3/24/2003   -66.34              -53.21                         10.11                     -27.33
 3/25/2003   -65.82              -52.54                         11.24                     -26.44
 3/26/2003   -65.90              -52.89                          9.92                     -27.15
 3/27/2003   -65.98              -52.74                         10.36                     -26.89
 3/28/2003   -66.34              -52.87                         10.15                     -27.05
 3/31/2003   -67.04              -53.51                          9.17                     -27.87
  4/1/2003   -66.87              -53.03                         10.55                     -27.05
  4/2/2003   -65.68              -51.96                         12.59                     -25.54
  4/3/2003   -65.68              -52.05                         12.17                     -25.76
  4/4/2003   -66.00              -52.37                         11.75                     -26.14
  4/7/2003   -65.85              -52.03                         12.92                     -25.49
  4/8/2003   -66.02              -52.33                         12.47                     -25.87
  4/9/2003   -66.66              -52.71                         11.94                     -26.34
 4/10/2003   -66.44              -52.67                         12.08                     -26.26
 4/11/2003   -66.61              -52.82                         11.61                     -26.53
 4/14/2003   -65.97              -52.03                         13.53                     -25.28
 4/15/2003   -65.82              -51.79                         14.15                     -24.89
 4/16/2003   -65.73              -52.00                         13.52                     -25.26
 4/17/2003   -64.97              -51.22                         15.28                     -24.08
 4/21/2003   -65.00              -50.95                         15.59                     -23.76
 4/22/2003   -64.33              -50.19                         17.33                     -22.60
 4/23/2003   -63.97              -49.60                         18.22                     -21.85
 4/24/2003   -64.19              -49.99                         17.52                     -22.38
 4/25/2003   -64.75              -50.56                         16.59                     -23.13
 4/28/2003   -64.07              -49.71                         18.62                     -21.80
 4/29/2003   -63.84              -49.47                         18.42                     -21.69
 4/30/2003   -64.02              -49.13                         19.35                     -21.11
  5/1/2003   -63.81              -49.10                         19.37                     -21.08
  5/2/2003   -63.07              -47.83                         21.69                     -19.34
  5/5/2003   -63.04              -47.48                         22.16                     -18.91
  5/6/2003   -62.56              -47.17                         23.19                     -18.33
  5/7/2003   -62.97              -47.56                         22.59                     -18.83
  5/8/2003   -63.39              -47.93                         21.93                     -19.33
  5/9/2003   -62.64              -47.16                         23.62                     -18.18
 5/12/2003   -62.12              -46.51                         24.89                     -17.25
 5/13/2003   -62.16              -46.38                         25.22                     -17.05
 5/14/2003   -62.28              -46.32                         25.20                     -17.01
 5/15/2003   -61.88              -45.94                         25.87                     -16.49
 5/16/2003   -62.19              -46.93                         23.80                     -17.95
 5/19/2003   -63.32              -47.91                         22.26                     -19.21
 5/20/2003   -63.36              -47.87                         22.58                     -19.06
 5/21/2003   -63.39              -47.60                         22.97                     -18.73
 5/22/2003   -62.95              -46.90                         23.96                     -17.87
 5/23/2003   -62.89              -46.55                         25.11                     -17.21
 5/27/2003   -61.75              -45.19                         27.51                     -15.37
 5/28/2003   -61.58              -44.75                         28.13                     -14.82
 5/29/2003   -61.30              -44.43                         28.69                     -14.39
 5/30/2003   -60.78              -43.43                         31.35                     -12.74
  6/2/2003   -60.91              -43.34                         32.09                     -12.42
  6/3/2003   -60.59              -43.24                         32.61                     -12.17
  6/4/2003   -59.83              -42.22                         34.63                     -10.72
  6/5/2003   -59.55              -41.33                         35.81                      -9.64
  6/6/2003   -60.01              -41.75                         35.15                     -10.18
  6/9/2003   -60.58              -43.01                         32.61                     -11.99
 6/10/2003   -60.00              -42.25                         34.51                     -10.77
 6/11/2003   -59.55              -41.69                         35.93                      -9.87
 6/12/2003   -59.36              -41.51                         36.25                      -9.62
 6/13/2003   -60.03              -42.44                         34.22                     -11.02
 6/16/2003   -59.05              -41.46                         36.56                      -9.48
 6/17/2003   -59.00              -41.34                         36.61                      -9.37
 6/18/2003   -58.79              -41.22                         36.03                      -9.47
 6/19/2003   -59.49              -42.25                         34.15                     -10.89
 6/20/2003   -59.58              -42.32                         33.87                     -11.05
 6/23/2003   -60.42              -43.75                         31.12                     -13.06
 6/24/2003   -60.54              -43.56                         31.58                     -12.76
 6/25/2003   -60.62              -43.15                         32.00                     -12.30
 6/26/2003   -59.85              -42.17                         33.72                     -10.98
 6/27/2003   -60.06              -42.31                         33.37                     -11.21
 6/30/2003   -60.12              -42.39                         33.31                     -11.28
  7/1/2003   -59.70              -42.38                         33.77                     -11.12
  7/2/2003   -58.75              -40.95                         36.24                      -9.20
  7/3/2003   -59.12              -41.27                         35.47                      -9.70
  7/7/2003   -57.71              -39.83                         37.73                      -7.85
  7/8/2003   -57.08              -38.51                         39.58                      -6.22
  7/9/2003   -57.06              -37.96                         40.13                      -5.62
 7/10/2003   -57.83              -39.10                         38.02                      -7.19
 7/11/2003   -57.39              -38.43                         39.31                      -6.26
 7/14/2003   -56.88              -37.52                         40.34                      -5.22
 7/15/2003   -56.92              -37.80                         39.74                      -5.63
 7/16/2003   -57.05              -38.41                         39.19                      -6.27
 7/17/2003   -58.27              -40.59                         36.04                      -8.99
 7/18/2003   -58.01              -39.86                         37.23                      -8.04
 7/21/2003   -58.68              -40.78                         34.86                      -9.54
 7/22/2003   -58.07              -39.79                         36.62                      -8.19
 7/23/2003   -57.75              -39.36                         36.91                      -7.77
 7/24/2003   -58.19              -39.53                         36.78                      -7.94
 7/25/2003   -57.47              -39.01                         37.73                      -7.22
 7/28/2003   -57.35              -38.25                         38.92                      -6.24
 7/29/2003   -57.45              -38.31                         38.92                      -6.29
 7/30/2003   -57.71              -38.51                         38.90                      -6.45
 7/31/2003   -57.36              -38.05                         39.77                      -5.81
  8/1/2003   -57.84              -39.04                         37.33                      -7.38
  8/4/2003   -57.88              -39.49                         36.39                      -8.04
  8/5/2003   -58.88              -40.57                         34.54                      -9.48
  8/6/2003   -59.39              -41.26                         34.01                     -10.19
  8/7/2003   -59.40              -41.41                         34.28                     -10.21
  8/8/2003   -59.60              -41.45                         34.48                     -10.18
 8/11/2003   -59.17              -40.61                         35.71                      -9.13
 8/12/2003   -58.54              -39.48                         37.67                      -7.61
 8/13/2003   -58.55              -39.29                         37.53                      -7.50
 8/14/2003   -58.22              -38.83                         38.69                      -6.76
 8/15/2003   -58.17              -38.71                         38.83                      -6.62
 8/18/2003   -57.25              -37.29                         40.93                      -4.84
 8/19/2003   -56.72              -36.25                         43.15                      -3.30
 8/20/2003   -56.74              -36.13                         43.33                      -3.15
 8/21/2003   -56.32              -35.39                         44.81                      -2.09
 8/22/2003   -56.62              -36.58                         42.02                      -3.93
 8/25/2003   -56.64              -36.88                         41.73                      -4.26
 8/26/2003   -56.49              -36.57                         42.59                      -3.74
 8/27/2003   -56.21              -35.83                         43.50                      -2.86
 8/28/2003   -55.76              -35.02                         44.55                      -1.90
 8/29/2003   -55.51              -34.75                         44.89                      -1.58
  9/2/2003   -54.75              -33.37                         47.70                       0.42
  9/3/2003   -54.47              -32.92                         48.55                       1.05
  9/4/2003   -54.07              -32.56                         48.84                       1.42
  9/5/2003   -54.34              -33.03                         47.73                       0.69
  9/8/2003   -53.59              -31.73                         49.63                       2.32
  9/9/2003   -53.96              -32.12                         48.42                       1.62
 9/10/2003   -55.18              -33.86                         45.43                      -0.72
 9/11/2003   -54.63              -33.14                         47.12                       0.41
 9/12/2003   -54.41              -32.98                         47.73                       0.73
 9/15/2003   -54.64              -33.19                         47.37                       0.45
 9/16/2003   -53.62              -31.97                         49.31                       2.03
 9/17/2003   -53.72              -31.89                         48.81                       1.92
 9/18/2003   -53.07              -31.29                         50.01                       2.78
 9/19/2003   -53.17              -31.28                         50.43                       2.93
 9/22/2003   -53.93              -32.29                         48.86                       1.64
 9/23/2003   -53.27              -31.40                         50.20                       2.77
 9/24/2003   -54.69              -33.22                         47.56                       0.49
 9/25/2003   -55.34              -35.14                         44.37                      -2.04
 9/26/2003   -55.96              -36.69                         42.13                      -3.98
 9/29/2003   -55.16              -35.68                         44.22                      -2.51
 9/30/2003   -56.09              -36.44                         42.97                      -3.50
 10/1/2003   -54.97              -34.99                         47.14                      -1.00
 10/2/2003   -54.88              -34.43                         47.55                      -0.43
 10/3/2003   -53.79              -33.07                         49.81                       1.36
 10/6/2003   -53.47              -32.42                         50.96                       2.24
 10/7/2003   -53.12              -31.84                         52.03                       3.04
 10/8/2003   -53.46              -32.56                         50.67                       2.04
 10/9/2003   -53.02              -31.86                         52.41                       3.16
10/10/2003   -52.93              -32.19                         51.82                       2.71
10/13/2003   -52.49              -31.00                         54.13                       4.39
10/14/2003   -52.25              -30.42                         55.32                       5.23
10/15/2003   -52.35              -31.09                         54.21                       4.35
10/16/2003   -52.08              -30.72                         54.71                       4.80
10/17/2003   -53.01              -32.13                         52.43                       2.96
10/20/2003   -52.69              -32.03                         52.84                       3.18
10/21/2003   -52.30              -31.24                         53.46                       3.99
10/22/2003   -53.36              -33.00                         50.17                       1.54
10/23/2003   -53.67              -33.54                         49.81                       1.01
10/24/2003   -54.15              -34.06                         48.62                       0.21
10/27/2003   -53.73              -32.91                         51.25                       1.97
10/28/2003   -52.52              -31.29                         53.77                       4.05
10/29/2003   -52.41              -30.42                         55.31                       5.23
10/30/2003   -52.51              -30.67                         55.03                       4.94
10/31/2003   -52.52              -30.96                         54.43                       4.52
 11/3/2003   -51.65              -29.65                         57.12                       6.42
 11/4/2003   -51.88              -29.61                         57.62                       6.63
 11/5/2003   -51.85              -29.56                         57.54                       6.63
 11/6/2003   -51.43              -29.08                         58.83                       7.43
 11/7/2003   -51.57              -29.06                         58.79                       7.43
11/10/2003   -52.29              -30.55                         56.42                       5.51
11/11/2003   -52.55              -31.31                         55.41                       4.59
11/12/2003   -51.51              -29.47                         58.36                       6.98
11/13/2003   -51.65              -29.28                         58.25                       7.09
11/14/2003   -52.57              -30.56                         56.30                       5.46
11/17/2003   -53.07              -31.60                         54.67                       4.12
11/18/2003   -53.76              -32.26                         53.50                       3.22
11/19/2003   -53.32              -31.78                         54.74                       4.00
11/20/2003   -53.75              -32.01                         53.77                       3.50
11/21/2003   -53.46              -31.82                         55.01                       4.06
11/24/2003   -52.15              -29.84                         58.52                       6.75
11/25/2003   -52.25              -29.37                         59.61                       7.48
11/26/2003   -52.00              -29.07                         60.19                       7.90
11/28/2003   -51.83              -28.74                         60.15                       8.14
 12/1/2003   -51.10              -27.69                         62.53                       9.74
 12/2/2003   -51.34              -27.84                         62.28                       9.54
 12/3/2003   -51.83              -29.19                         60.39                       7.87
 12/4/2003   -51.62              -29.48                         60.44                       7.67
 12/5/2003   -52.38              -30.29                         59.23                       6.65
 12/8/2003   -52.11              -30.06                         61.09                       7.45
 12/9/2003   -53.10              -31.30                         58.89                       5.77
12/10/2003   -53.19              -32.28                         57.56                       4.57
12/11/2003   -52.27              -30.17                         61.27                       7.43
12/12/2003   -52.10              -29.59                         62.69                       8.35
12/15/2003   -52.86              -31.41                         59.55                       5.91
12/16/2003   -52.71              -31.32                         60.83                       6.40
12/17/2003   -52.78              -31.14                         60.90                       6.57
12/18/2003   -51.93              -29.91                         63.01                       8.21
12/19/2003   -52.06              -29.94                         63.08                       8.21
12/22/2003   -51.94              -29.70                         63.99                       8.70
12/23/2003   -51.47              -28.91                         65.53                       9.82
12/24/2003   -51.61              -29.28                         64.81                       9.29
12/26/2003   -51.51              -28.96                         65.56                       9.80
12/29/2003   -50.69              -27.71                         68.02                      11.57
12/30/2003   -50.61              -27.46                         68.40                      11.89
12/31/2003   -50.77              -28.46                         65.63                      10.19
  1/2/2004   -50.69              -27.94                         66.77                      10.97
  1/5/2004   -49.69              -26.50                         68.25                      12.57
  1/6/2004   -49.44              -26.27                         68.31                      12.76
  1/7/2004   -48.94              -25.51                         69.37                      13.70
  1/8/2004   -48.39              -24.74                         70.56                      14.69
  1/9/2004   -48.72              -25.31                         69.25                      13.81
 1/12/2004   -48.10              -24.14                         71.20                      15.36
 1/13/2004   -48.48              -24.52                         70.96                      14.99
 1/14/2004   -48.12              -23.96                         72.61                      15.97
 1/15/2004   -48.17              -23.84                         72.49                      16.02
 1/16/2004   -47.40              -22.99                         72.96                      16.82
 1/20/2004   -47.22              -21.86                         74.84                      18.32
 1/21/2004   -47.35              -22.19                         75.31                      18.22
 1/22/2004   -47.93              -23.10                         73.97                      17.09
 1/23/2004   -47.81              -22.49                         75.18                      17.96
 1/26/2004   -47.07              -21.65                         76.45                      19.02
 1/27/2004   -48.00              -22.72                         75.13                      17.77
 1/28/2004   -48.95              -24.23                         71.92                      15.54
 1/29/2004   -49.17              -25.02                         71.34                      14.74
 1/30/2004   -49.23              -24.72                         71.19                      14.91
  2/2/2004   -49.30              -24.79                         71.23                      14.87
  2/3/2004   -49.22              -25.06                         71.02                      14.60
  2/4/2004   -50.50              -27.23                         67.02                      11.60
  2/5/2004   -50.37              -26.53                         68.69                      12.69
  2/6/2004   -49.28              -24.50                         72.64                      15.57
  2/9/2004   -49.36              -24.28                         72.97                      15.85
 2/10/2004   -49.00              -23.40                         75.29                      17.30
 2/11/2004   -48.65              -22.81                         76.46                      18.14
 2/12/2004   -49.04              -23.41                         75.27                      17.29
 2/13/2004   -49.54              -24.45                         73.15                      15.78
 2/17/2004   -48.88              -23.20                         75.81                      17.63
 2/18/2004   -48.97              -23.48                         74.69                      17.04
 2/19/2004   -49.72              -24.79                         72.43                      15.28
 2/20/2004   -49.92              -25.37                         72.13                      14.74
 2/23/2004   -50.67              -26.87                         69.84                      12.82
 2/24/2004   -50.72              -26.78                         70.61                      13.15
 2/25/2004   -50.29              -25.69                         72.36                      14.57
 2/26/2004   -50.05              -25.00                         73.63                      15.53
 2/27/2004   -50.12              -24.86                         74.32                      15.86
  3/1/2004   -49.43              -23.61                         76.90                      17.69
  3/2/2004   -49.88              -24.12                         75.87                      16.95
  3/3/2004   -50.03              -24.14                         76.07                      17.00
  3/4/2004   -49.50              -23.10                         77.87                      18.40
  3/5/2004   -49.68              -22.92                         78.14                      18.63
  3/8/2004   -50.64              -24.06                         76.60                      17.24
  3/9/2004   -50.97              -25.11                         75.11                      15.94
 3/10/2004   -51.73              -26.56                         71.95                      13.78
 3/11/2004   -52.23              -27.32                         69.99                      12.53
 3/12/2004   -51.23              -25.45                         74.05                      15.33
 3/15/2004   -52.35              -27.62                         69.61                      12.18
 3/16/2004   -52.25              -27.69                         69.59                      12.12
 3/17/2004   -51.42              -26.00                         72.79                      14.48
 3/18/2004   -51.77              -26.62                         71.82                      13.69
 3/19/2004   -52.31              -27.19                         70.87                      12.93
 3/22/2004   -53.07              -28.92                         67.86                      10.61
 3/23/2004   -53.26              -28.75                         68.62                      10.99
 3/24/2004   -53.08              -29.08                         67.43                      10.34
 3/25/2004   -51.66              -26.94                         70.76                      13.09
 3/26/2004   -51.83              -26.74                         71.14                      13.36
 3/29/2004   -51.03              -25.36                         74.17                      15.43
 3/30/2004   -50.84              -24.55                         75.87                      16.62
 3/31/2004   -50.99              -24.55                         76.40                      16.80
  4/1/2004   -50.48              -23.86                         77.80                      17.79
  4/2/2004   -49.45              -22.59                         79.71                      19.40
  4/5/2004   -48.91              -21.83                         79.72                      19.99
  4/6/2004   -49.38              -22.83                         77.83                      18.59
  4/7/2004   -49.62              -22.52                         78.48                      19.05
  4/8/2004   -49.55              -22.87                         77.07                      18.30
 4/12/2004   -49.24              -22.42                         77.08                      18.65
 4/13/2004   -50.11              -24.29                         73.18                      15.92
 4/14/2004   -50.24              -24.71                         71.91                      15.16
 4/15/2004   -50.80              -25.34                         72.30                      14.82
 4/16/2004   -50.96              -25.28                         73.98                      15.43
 4/19/2004   -50.35              -24.51                         74.34                      16.14
 4/20/2004   -51.38              -26.04                         71.25                      13.93
 4/21/2004   -50.96              -24.95                         73.15                      15.40
 4/22/2004   -50.04              -23.69                         76.19                      17.38
 4/23/2004   -49.63              -23.94                         75.27                      16.88
 4/26/2004   -49.95              -23.95                         74.56                      16.63
 4/27/2004   -50.05              -24.00                         75.42                      16.89
 4/28/2004   -51.11              -25.84                         71.54                      14.18
 4/29/2004   -51.86              -27.16                         68.75                      12.24
 4/30/2004   -52.81              -28.36                         67.08                      10.77
  5/3/2004   -52.36              -27.52                         68.53                      11.89
  5/4/2004   -52.07              -26.92                         69.62                      12.71
  5/5/2004   -51.90              -26.66                         69.28                      12.80
  5/6/2004   -52.38              -27.67                         67.47                      11.42
  5/7/2004   -52.87              -29.34                         62.69                       8.54
 5/10/2004   -53.41              -30.83                         59.79                       6.43
 5/11/2004   -52.54              -29.24                         62.52                       8.56
 5/12/2004   -52.68              -29.29                         62.84                       8.63
 5/13/2004   -52.67              -29.44                         62.11                       8.27
 5/14/2004   -53.20              -30.07                         61.54                       7.59
 5/17/2004   -53.88              -31.21                         59.17                       5.93
 5/18/2004   -53.36              -30.35                         61.46                       7.36
 5/19/2004   -53.35              -30.41                         60.60                       7.02
 5/20/2004   -53.39              -30.65                         61.07                       7.00
 5/21/2004   -53.01              -29.90                         62.34                       8.00
 5/24/2004   -52.74              -29.17                         64.17                       9.17
 5/25/2004   -51.72              -27.34                         68.07                      11.87
 5/26/2004   -51.44              -26.92                         68.51                      12.34
 5/27/2004   -51.23              -26.88                         68.89                      12.50
 5/28/2004   -51.18              -26.96                         68.91                      12.45
  6/1/2004   -51.08              -26.36                         70.04                      13.28
  6/2/2004   -51.12              -26.26                         70.42                      13.49
  6/3/2004   -51.83              -27.88                         67.57                      11.29
  6/4/2004   -51.38              -27.07                         68.84                      12.34
  6/7/2004   -50.34              -25.68                         72.26                      14.55
  6/8/2004   -50.27              -25.86                         72.09                      14.35
  6/9/2004   -51.08              -27.24                         69.72                      12.50
 6/10/2004   -50.85              -27.37                         70.34                      12.61
 6/14/2004   -51.59              -28.75                         66.72                      10.34
 6/15/2004   -50.96              -27.40                         69.71                      12.37
 6/16/2004   -50.90              -27.08                         70.23                      12.80
 6/17/2004   -51.25              -27.35                         70.55                      12.70
 6/18/2004   -51.18              -27.30                         71.02                      12.89
 6/21/2004   -51.48              -27.72                         70.91                      12.54
 6/22/2004   -51.00              -27.15                         71.47                      13.16
 6/23/2004   -50.34              -26.08                         73.90                      14.79
 6/24/2004   -50.47              -26.22                         73.59                      14.58
 6/25/2004   -50.23              -24.93                         75.74                      16.29
 6/28/2004   -50.36              -25.58                         75.10                      15.58
 6/29/2004   -49.99              -25.06                         76.11                      16.31
 6/30/2004   -49.68              -24.56                         77.16                      17.04
  7/1/2004   -50.47              -25.91                         74.85                      15.24
  7/2/2004   -50.69              -26.12                         75.51                      15.30
  7/6/2004   -51.75              -27.79                         73.19                      13.26
  7/7/2004   -51.69              -27.99                         73.43                      13.19
  7/8/2004   -52.44              -29.51                         70.21                      10.95
  7/9/2004   -52.17              -29.13                         71.13                      11.54
 7/12/2004   -52.40              -29.58                         71.26                      11.25
 7/13/2004   -52.53              -29.55                         71.46                      11.34
 7/14/2004   -52.94              -29.99                         70.72                      10.75
 7/15/2004   -53.00              -29.72                         71.52                      11.23
 7/16/2004   -53.72              -30.79                         70.01                       9.91
 7/19/2004   -53.71              -31.18                         70.44                       9.76
 7/20/2004   -52.89              -29.72                         72.71                      11.63
 7/21/2004   -53.94              -31.98                         68.65                       8.55
 7/22/2004   -53.58              -32.07                         67.65                       8.14
 7/23/2004   -54.56              -33.22                         65.95                       6.70
 7/26/2004   -54.81              -34.11                         64.57                       5.56
 7/27/2004   -54.07              -32.52                         67.52                       7.76
 7/28/2004   -54.33              -33.10                         66.82                       7.09
 7/29/2004   -53.77              -31.74                         68.84                       8.80
 7/30/2004   -53.62              -31.35                         68.81                       9.08
  8/2/2004   -53.50              -31.52                         69.57                       9.21
  8/3/2004   -54.31              -32.83                         67.65                       7.57
  8/4/2004   -54.41              -33.12                         67.75                       7.38
  8/5/2004   -55.23              -34.47                         64.73                       5.34
  8/6/2004   -56.33              -36.44                         61.70                       2.82
  8/9/2004   -56.39              -36.67                         61.48                       2.57
 8/10/2004   -55.55              -35.11                         64.68                       4.84
 8/11/2004   -56.20              -35.60                         63.92                       4.20
 8/12/2004   -56.93              -36.91                         61.27                       2.32
 8/13/2004   -56.82              -36.94                         61.51                       2.37
 8/16/2004   -56.19              -35.61                         64.75                       4.49
 8/17/2004   -55.88              -35.23                         65.05                       4.87
 8/18/2004   -55.00              -33.50                         67.97                       7.17
 8/19/2004   -55.28              -33.96                         66.56                       6.34
 8/20/2004   -54.83              -32.58                         69.61                       8.42
 8/23/2004   -54.82              -33.05                         68.06                       7.54
 8/24/2004   -54.86              -33.08                         69.03                       7.84
 8/25/2004   -54.27              -32.27                         70.22                       8.86
 8/26/2004   -54.47              -32.80                         69.71                       8.28
 8/27/2004   -54.24              -32.20                         70.96                       9.16
 8/30/2004   -54.87              -33.23                         69.09                       7.75
 8/31/2004   -54.83              -32.85                         70.22                       8.42
  9/1/2004   -54.53              -32.12                         71.22                       9.31
  9/2/2004   -53.96              -31.22                         73.48                      10.76
  9/3/2004   -54.67              -31.80                         72.72                      10.06
  9/7/2004   -54.33              -30.99                         74.83                      11.39
  9/8/2004   -54.52              -31.66                         73.32                      10.37
  9/9/2004   -54.05              -30.48                         75.58                      12.03
 9/10/2004   -53.45              -29.73                         76.09                      12.77
 9/13/2004   -53.05              -29.10                         76.53                      13.40
 9/14/2004   -52.93              -29.20                         75.52                      12.97
 9/15/2004   -53.39              -29.65                         75.09                      12.49
 9/16/2004   -53.21              -28.96                         77.06                      13.68
 9/17/2004   -53.06              -29.08                         76.54                      13.41
 9/20/2004   -53.11              -29.32                         75.66                      12.93
 9/21/2004   -52.79              -28.49                         77.40                      14.15
 9/22/2004   -53.66              -29.99                         74.32                      11.97
 9/23/2004   -53.64              -29.99                         74.26                      11.96
 9/24/2004   -53.81              -30.03                         74.45                      11.99
 9/27/2004   -54.29              -31.14                         72.49                      10.48
 9/28/2004   -54.05              -30.21                         74.68                      11.93
 9/29/2004   -53.46              -29.38                         75.98                      13.00
 9/30/2004   -53.39              -29.17                         76.61                      13.37
 10/1/2004   -52.27              -27.65                         80.28                      15.76
 10/4/2004   -52.02              -27.00                         81.19                      16.56
 10/5/2004   -51.95              -27.22                         80.66                      16.22
 10/6/2004   -51.56              -26.59                         82.37                      17.27
 10/7/2004   -52.12              -27.79                         79.17                      15.28
 10/8/2004   -52.82              -28.90                         77.59                      13.90
10/11/2004   -52.60              -28.53                         77.87                      14.28
10/12/2004   -52.69              -28.79                         77.96                      14.11
10/13/2004   -52.80              -29.54                         75.36                      12.67
10/14/2004   -53.23              -30.10                         73.97                      11.77
10/15/2004   -53.03              -29.70                         75.72                      12.67
10/18/2004   -52.41              -29.20                         76.12                      13.19
10/19/2004   -52.75              -29.80                         74.34                      12.13
10/20/2004   -52.50              -29.25                         75.14                      12.81
10/21/2004   -51.99              -28.35                         76.95                      14.10
10/22/2004   -52.94              -29.58                         74.49                      12.35
10/25/2004   -52.96              -29.18                         75.88                      13.12
10/26/2004   -52.60              -28.66                         78.19                      14.29
10/27/2004   -51.59              -27.15                         80.42                      16.18
10/28/2004   -51.45              -27.30                         79.84                      15.88
10/29/2004   -51.47              -27.47                         79.14                      15.51
 11/1/2004   -51.35              -27.11                         80.21                      16.15
 11/2/2004   -51.23              -27.21                         79.51                      15.84
 11/3/2004   -50.75              -25.96                         82.51                      17.80
 11/4/2004   -50.27              -25.22                         84.83                      19.14
 11/5/2004   -49.89              -24.71                         84.96                      19.57
 11/8/2004   -49.89              -24.91                         84.11                      19.13
 11/9/2004   -49.79              -24.28                         85.38                      20.04
11/10/2004   -50.00              -23.93                         86.32                      20.62
11/11/2004   -49.35              -23.06                         88.29                      21.95
11/12/2004   -48.75              -22.43                         90.19                      23.07
11/15/2004   -48.54              -22.06                         90.47                      23.44
11/16/2004   -48.92              -22.79                         88.61                      22.26
11/17/2004   -48.40              -22.02                         89.87                      23.27
11/18/2004   -48.29              -22.27                         89.88                      23.09
11/19/2004   -49.12              -23.55                         87.70                      21.38
11/22/2004   -48.76              -22.69                         90.52                      22.98
11/23/2004   -48.78              -22.40                         91.62                      23.57
11/24/2004   -48.33              -21.81                         93.22                      24.56
11/26/2004   -48.35              -21.60                         93.72                      24.89
11/29/2004   -48.23              -21.21                         94.77                      25.54
11/30/2004   -48.47              -21.36                         94.71                      25.40
 12/1/2004   -47.45              -20.00                         97.46                      27.37
 12/2/2004   -47.32              -19.88                         96.50                      27.13
 12/3/2004   -47.22              -19.85                         96.26                      27.07
 12/6/2004   -47.13              -20.21                         95.21                      26.44
 12/7/2004   -48.03              -21.96                         91.21                      23.77
 12/8/2004   -47.75              -21.28                         93.00                      24.89
 12/9/2004   -47.68              -21.64                         92.65                      24.50
12/10/2004   -47.70              -21.28                         93.64                      25.10
12/13/2004   -47.20              -20.50                         95.26                      26.25
12/14/2004   -46.92              -19.67                         96.63                      27.34
12/15/2004   -46.86              -19.07                         98.26                      28.34
12/16/2004   -47.26              -19.89                         96.37                      27.08
12/17/2004   -47.53              -19.93                         96.35                      27.05
12/20/2004   -47.71              -20.61                         95.53                      26.25
12/21/2004   -47.14              -19.57                         97.95                      27.86
12/22/2004   -46.99              -19.24                         98.54                      28.31
12/23/2004   -46.90              -19.03                         98.62                      28.49
12/27/2004   -47.06              -19.63                         97.02                      27.50
12/28/2004   -46.50              -18.23                         99.86                      29.52
12/29/2004   -46.50              -18.31                         99.32                      29.28
12/30/2004   -46.47              -18.32                         99.18                      29.22
12/31/2004   -46.54              -18.57                         98.88                      28.92
  1/3/2005   -47.11              -20.09                         95.76                      26.72
  1/4/2005   -48.20              -21.83                         92.68                      24.37
  1/5/2005   -48.61              -23.08                         89.03                      22.18
  1/6/2005   -48.64              -22.78                         89.72                      22.64
  1/7/2005   -48.67              -23.59                         87.66                      21.34
 1/10/2005   -48.47              -23.00                         89.00                      22.23
 1/11/2005   -48.90              -23.92                         87.43                      21.00
 1/12/2005   -48.58              -23.64                         87.77                      21.33
 1/13/2005   -49.12              -24.01                         86.80                      20.72
 1/14/2005   -48.69              -23.14                         89.16                      22.18
 1/18/2005   -48.25              -22.13                         91.22                      23.64
 1/19/2005   -49.04              -23.14                         89.41                      22.27
 1/20/2005   -49.72              -23.83                         87.69                      21.16
 1/21/2005   -50.01              -24.03                         87.39                      20.91
 1/24/2005   -50.64              -25.06                         85.87                      19.62
 1/25/2005   -50.36              -24.72                         86.25                      20.01
 1/26/2005   -49.72              -23.26                         88.89                      22.00
 1/27/2005   -49.69              -23.16                         88.85                      22.06
 1/28/2005   -49.97              -23.73                         87.86                      21.29
 1/31/2005   -49.32              -22.27                         91.02                      23.47
  2/1/2005   -49.16              -21.69                         92.15                      24.29
  2/2/2005   -49.01              -21.26                         93.42                      25.05
  2/3/2005   -49.44              -21.65                         92.76                      24.53
  2/4/2005   -48.72              -20.53                         95.00                      26.13
  2/7/2005   -48.84              -20.62                         94.71                      25.97
  2/8/2005   -48.72              -20.29                         95.20                      26.38
  2/9/2005   -49.56              -22.19                         91.85                      23.81
 2/10/2005   -49.55              -22.12                         92.32                      24.03
 2/11/2005   -48.97              -20.99                         94.44                      25.60
 2/14/2005   -48.81              -20.98                         94.57                      25.65
 2/15/2005   -48.66              -20.98                         94.54                      25.63
 2/16/2005   -48.70              -20.51                         95.78                      26.41
 2/17/2005   -49.34              -21.53                         93.53                      24.88
 2/18/2005   -49.41              -21.65                         93.23                      24.68
 2/22/2005   -50.11              -23.11                         89.35                      22.27
 2/23/2005   -50.08              -22.79                         90.17                      22.79
 2/24/2005   -49.58              -21.86                         92.19                      24.17
 2/25/2005   -49.24              -20.73                         95.49                      26.15
 2/28/2005   -49.58              -21.22                         94.56                      25.46
  3/1/2005   -49.10              -20.78                         96.17                      26.34
  3/2/2005   -49.19              -20.85                         95.64                      26.11
  3/3/2005   -49.42              -20.96                         96.43                      26.30
  3/4/2005   -49.12              -20.32                         98.91                      27.62
  3/7/2005   -48.63              -20.46                         98.57                      27.40
  3/8/2005   -49.04              -21.23                         96.88                      26.24
  3/9/2005   -49.35              -22.11                         94.81                      24.87
 3/10/2005   -49.38              -22.64                         93.56                      24.05
 3/11/2005   -49.83              -22.73                         93.72                      24.03
 3/14/2005   -49.60              -22.36                         94.91                      24.72
 3/15/2005   -49.99              -22.81                         93.87                      24.03
 3/16/2005   -50.46              -23.34                         92.78                      23.26
 3/17/2005   -50.45              -23.12                         93.77                      23.76
 3/18/2005   -50.66              -23.51                         92.96                      23.19
 3/21/2005   -50.67              -23.49                         92.32                      22.99
 3/22/2005   -51.11              -23.81                         91.30                      22.40
 3/23/2005   -51.09              -24.56                         89.15                      21.11
 3/24/2005   -51.07              -24.11                         90.03                      21.74
 3/28/2005   -51.04              -24.14                         90.02                      21.71
 3/29/2005   -51.49              -25.54                         87.00                      19.64
 3/30/2005   -50.71              -24.24                         90.10                      21.67
 3/31/2005   -50.87              -24.22                         90.16                      21.70
  4/1/2005   -51.22              -24.68                         89.14                      21.01
  4/4/2005   -51.07              -24.46                         89.93                      21.44
  4/5/2005   -50.87              -24.35                         90.12                      21.59
  4/6/2005   -50.87              -24.12                         90.59                      21.93
  4/7/2005   -50.39              -23.67                         91.67                      22.63
  4/8/2005   -50.87              -24.77                         88.87                      20.85
 4/11/2005   -51.05              -25.18                         87.69                      20.14
 4/12/2005   -50.72              -24.61                         89.84                      21.30
 4/13/2005   -51.48              -25.94                         86.69                      19.22
 4/14/2005   -52.16              -27.28                         83.48                      17.13
 4/15/2005   -53.11              -28.73                         80.19                      14.92
 4/18/2005   -52.99              -28.24                         81.77                      15.82
 4/19/2005   -52.51              -26.93                         84.45                      17.72
 4/20/2005   -52.97              -28.10                         81.22                      15.74
 4/21/2005   -51.78              -26.19                         85.16                      18.52
 4/22/2005   -52.52              -27.52                         82.61                      16.65
 4/25/2005   -52.06              -26.65                         84.70                      18.02
 4/26/2005   -52.63              -27.83                         82.20                      16.28
 4/27/2005   -52.56              -27.96                         82.18                      16.18
 4/28/2005   -53.21              -29.52                         78.59                      13.78
 4/29/2005   -52.78              -29.07                         80.13                      14.64


Formatted for 11 month Chart

             Nasdaq   Russell 2000(R) Growth Index   Russell 2000(R) Value Index   Russell 2000(R) Index
             ------   ----------------------------   ---------------------------   ---------------------
 4/28/2005     0.00                0.00                          0.00                       0.00
 4/29/2005     0.92                0.64                          0.86                       0.76
  5/2/2005     1.29                1.73                          2.02                       1.89
  5/3/2005     1.52                1.56                          1.72                       1.65
  5/4/2005     3.05                3.45                          3.57                       3.51
  5/5/2005     3.03                3.68                          3.50                       3.59
  5/6/2005     3.32                3.85                          3.65                       3.74
  5/9/2005     3.96                4.99                          4.73                       4.85
 5/10/2005     3.08                3.45                          3.51                       3.48
 5/11/2005     3.54                3.51                          3.64                       3.58
 5/12/2005     3.14                2.29                          1.87                       2.07
 5/13/2005     3.81                1.64                          0.85                       1.22
 5/16/2005     4.74                3.17                          2.67                       2.90
 5/17/2005     5.25                3.73                          3.34                       3.52
 5/18/2005     6.64                6.13                          5.35                       5.72
 5/19/2005     7.27                6.66                          5.73                       6.16
 5/20/2005     7.47                6.31                          5.69                       5.98
 5/23/2005     8.01                6.99                          6.22                       6.58
 5/24/2005     8.27                7.02                          6.22                       6.60
 5/25/2005     7.66                5.83                          5.13                       5.46
 5/26/2005     8.77                7.42                          6.45                       6.90
 5/27/2005     9.01                7.75                          6.88                       7.28
 5/31/2005     8.61                7.70                          6.86                       7.25
  6/1/2005     9.65                8.74                          8.24                       8.48
  6/2/2005    10.17                9.15                          8.37                       8.73
  6/3/2005     8.78                8.15                          7.64                       7.88
  6/6/2005     9.01                8.49                          8.20                       8.33
  6/7/2005     8.56                8.60                          8.37                       8.48
  6/8/2005     8.19                7.82                          7.98                       7.91
  6/9/2005     9.07                8.96                          8.86                       8.91
 6/10/2005     8.34                8.89                          8.95                       8.92
 6/13/2005     8.65                9.31                          9.46                       9.39
 6/14/2005     8.66               10.09                         10.53                      10.33
 6/15/2005     8.97               10.51                         11.09                      10.81
 6/16/2005     9.71               11.90                         12.09                      12.00
 6/17/2005     9.76               11.93                         12.12                      12.03
 6/20/2005     9.66               11.50                         11.73                      11.62
 6/21/2005     9.81               11.35                         11.60                      11.48
 6/22/2005     9.87               11.86                         11.94                      11.90
 6/23/2005     8.74               10.22                         10.33                      10.28
 6/24/2005     7.83                9.55                          9.71                       9.63
 6/27/2005     7.41                9.05                          9.48                       9.27
 6/28/2005     8.70               11.40                         11.71                      11.56
 6/29/2005     8.65               11.59                         11.96                      11.78
 6/30/2005     8.02               11.11                         11.36                      11.24
  7/1/2005     8.04               11.61                         12.04                      11.83
  7/5/2005     9.17               13.53                         13.66                      13.60
  7/6/2005     8.64               12.82                         12.65                      12.74
  7/7/2005     9.01               13.08                         12.75                      12.92
  7/8/2005    10.96               15.40                         14.90                      15.15
 7/11/2005    12.14               17.09                         16.55                      16.82
 7/12/2005    12.55               16.92                         16.38                      16.66
 7/13/2005    12.60               16.32                         15.90                      16.11
 7/14/2005    13.06               15.67                         14.93                      15.30
 7/15/2005    13.27               15.86                         14.99                      15.43
 7/18/2005    12.64               14.95                         14.11                      14.53
 7/19/2005    14.13               16.71                         15.93                      16.32
 7/20/2005    14.94               18.21                         17.45                      17.83
 7/21/2005    14.41               16.52                         15.51                      16.02
 7/22/2005    14.47               18.13                         17.60                      17.87
 7/25/2005    13.79               16.95                         16.42                      16.69
 7/26/2005    14.27               17.52                         17.11                      17.32
 7/27/2005    14.81               17.63                         17.10                      17.37
 7/28/2005    15.45               19.25                         18.32                      18.79
 7/29/2005    14.74               18.85                         17.58                      18.21
  8/1/2005    15.29               19.52                         17.97                      18.75
  8/2/2005    16.49               20.45                         19.03                      19.74
  8/3/2005    16.42               19.62                         18.07                      18.85
  8/4/2005    15.08               17.59                         16.09                      16.84
  8/5/2005    14.38               16.14                         14.39                      15.26
  8/8/2005    13.67               15.65                         13.77                      14.71
  8/9/2005    14.18               15.73                         14.00                      14.86
 8/10/2005    13.32               15.82                         13.80                      14.81
 8/11/2005    14.20               16.90                         14.88                      15.89
 8/12/2005    13.27               15.82                         13.74                      14.78
 8/15/2005    13.80               16.81                         14.71                      15.76
 8/16/2005    12.23               14.82                         12.87                      13.84
 8/17/2005    12.65               14.82                         12.95                      13.88
 8/18/2005    12.18               14.25                         12.25                      13.25
 8/19/2005    12.15               14.48                         12.48                      13.48
 8/22/2005    12.46               15.30                         13.39                      14.34
 8/23/2005    12.24               15.05                         12.94                      13.99
 8/24/2005    11.80               14.92                         12.91                      13.91
 8/25/2005    12.09               15.20                         13.56                      14.38
 8/26/2005    11.37               13.77                         11.84                      12.80
 8/29/2005    12.26               15.00                         12.94                      13.97
 8/30/2005    11.85               14.81                         12.59                      13.69
 8/31/2005    13.02               17.12                         14.71                      15.91
  9/1/2005    12.80               17.44                         15.07                      16.25
  9/2/2005    12.44               16.45                         14.28                      15.36
  9/6/2005    13.79               18.45                         16.15                      17.30
  9/7/2005    14.07               19.25                         16.35                      17.79
  9/8/2005    13.75               18.71                         15.55                      17.12
  9/9/2005    14.25               19.50                         16.36                      17.92
 9/12/2005    14.63               19.96                         16.86                      18.40
 9/13/2005    14.05               18.64                         15.51                      17.06
 9/14/2005    12.87               17.30                         14.48                      15.88
 9/15/2005    12.71               16.99                         14.47                      15.72
 9/16/2005    13.45               18.22                         15.52                      16.86
 9/19/2005    12.66               17.43                         14.59                      16.00
 9/20/2005    11.93               16.37                         13.42                      14.89
 9/21/2005    10.63               14.44                         11.63                      13.03
 9/22/2005    10.85               14.54                         11.96                      13.24
 9/23/2005    11.17               15.34                         12.65                      13.99
 9/26/2005    11.41               16.27                         13.37                      14.81
 9/27/2005    11.15               16.18                         13.11                      14.64
 9/28/2005    11.09               15.81                         12.39                      14.09
 9/29/2005    12.45               17.41                         13.92                      15.65
 9/30/2005    13.00               17.99                         14.31                      16.14
 10/3/2005    13.19               18.55                         14.71                      16.61
 10/4/2005    12.35               17.43                         13.49                      15.45
 10/5/2005    10.44               14.06                         10.30                      12.17
 10/6/2005     9.45               12.75                          9.68                      11.21
 10/7/2005     9.78               13.60                         10.53                      12.06
10/10/2005     9.18               12.46                          9.45                      10.95
10/11/2005     8.24               11.03                          8.14                       9.58
10/12/2005     7.00                9.30                          6.90                       8.10
10/13/2005     7.51                9.64                          7.16                       8.39
10/14/2005     8.44               11.50                          8.73                      10.11
10/17/2005     8.72               11.60                          8.71                      10.15
10/18/2005     7.97               10.16                          7.37                       8.76
10/19/2005     9.82               12.33                          9.68                      11.00
10/20/2005     8.61               10.50                          7.78                       9.13
10/21/2005     9.35               11.30                          8.78                      10.04
10/24/2005    11.12               13.73                         11.18                      12.45
10/25/2005    10.78               13.25                         10.32                      11.78
10/26/2005    10.29               12.59                          9.48                      11.03
10/27/2005     8.38                9.76                          7.30                       8.52
10/28/2005     9.75               11.46                          9.52                      10.49
10/31/2005    11.35               13.59                         11.31                      12.45
 11/1/2005    11.02               12.97                         10.69                      11.83
 11/2/2005    12.61               15.60                         12.95                      14.27
 11/3/2005    13.45               16.17                         12.98                      14.57
 11/4/2005    13.93               16.04                         12.89                      14.46
 11/7/2005    14.39               16.56                         13.44                      14.99
 11/8/2005    14.07               15.84                         12.43                      14.13
 11/9/2005    14.26               16.34                         13.18                      14.75
11/10/2005    15.36               17.22                         14.08                      15.64
11/11/2005    15.66               17.52                         14.37                      15.94
11/14/2005    15.59               17.12                         13.82                      15.46
11/15/2005    14.84               15.85                         12.42                      14.12
11/16/2005    14.90               15.65                         12.06                      13.85
11/17/2005    16.61               18.03                         14.04                      16.02
11/18/2005    16.96               19.00                         14.85                      16.91
11/21/2005    17.72               20.36                         15.83                      18.08
11/22/2005    18.35               21.15                         16.30                      18.70
11/23/2005    18.69               21.09                         16.55                      18.80
11/25/2005    18.84               21.22                         16.58                      18.88
11/28/2005    17.60               18.89                         14.70                      16.78
11/29/2005    17.25               19.26                         15.10                      17.16
11/30/2005    17.26               19.98                         15.63                      17.79
 12/1/2005    19.06               22.30                         17.80                      20.03
 12/2/2005    19.39               22.59                         17.64                      20.10
 12/5/2005    18.56               22.00                         16.84                      19.40
 12/6/2005    18.73               22.16                         17.03                      19.57
 12/7/2005    18.27               21.35                         16.26                      18.78
 12/8/2005    17.98               21.74                         16.64                      19.17
 12/9/2005    18.51               22.30                         17.31                      19.78
12/12/2005    18.74               22.48                         17.40                      19.92
12/13/2005    18.95               22.32                         17.38                      19.83
12/14/2005    18.82               22.53                         17.68                      20.08
12/15/2005    18.72               21.63                         16.58                      19.08
12/16/2005    18.29               21.32                         16.31                      18.79
12/19/2005    16.73               19.31                         14.55                      16.91
12/20/2005    16.71               19.43                         14.61                      17.00
12/21/2005    17.20               20.98                         15.50                      18.21
12/22/2005    17.98               21.74                         16.25                      18.97
12/23/2005    18.13               22.15                         16.65                      19.38
12/27/2005    16.95               20.28                         15.09                      17.66
12/28/2005    17.06               20.94                         15.65                      18.27
12/29/2005    16.49               20.57                         15.28                      17.90
12/30/2005    15.81               19.72                         14.48                      17.08
  1/3/2006    17.83               21.69                         16.28                      18.96
  1/4/2006    18.87               22.74                         17.05                      19.87
  1/5/2006    19.57               23.32                         17.35                      20.31
  1/6/2006    21.08               24.88                         18.44                      21.63
  1/9/2006    21.77               26.21                         19.50                      22.82
 1/10/2006    21.85               26.91                         20.45                      23.65
 1/11/2006    22.43               27.03                         20.40                      23.68
 1/12/2006    21.66               26.28                         19.61                      22.92
 1/13/2006    21.68               26.56                         19.91                      23.20
 1/17/2006    20.93               25.70                         19.10                      22.37
 1/18/2006    19.72               25.53                         19.31                      22.39
 1/19/2006    20.88               27.84                         20.89                      24.33
 1/20/2006    18.04               25.88                         19.26                      22.54
 1/23/2006    18.08               26.20                         20.04                      23.10
 1/24/2006    18.96               28.05                         21.75                      24.87
 1/25/2006    18.72               27.69                         21.56                      24.60
 1/26/2006    19.89               30.18                         23.26                      26.69
 1/27/2006    21.01               30.92                         23.82                      27.34
 1/30/2006    21.14               30.90                         23.38                      27.10
 1/31/2006    21.09               31.24                         23.85                      27.51
  2/1/2006    21.34               31.58                         24.30                      27.91
  2/2/2006    19.82               30.09                         22.58                      26.30
  2/3/2006    18.82               29.66                         22.30                      25.95
  2/6/2006    18.62               30.21                         23.02                      26.59
  2/7/2006    17.90               28.18                         21.33                      24.72
  2/8/2006    19.05               28.92                         21.97                      25.42
  2/9/2006    18.47               28.44                         21.42                      24.89
 2/10/2006    18.78               28.12                         21.37                      24.72
 2/13/2006    17.63               26.86                         20.33                      23.57
 2/14/2006    18.80               28.39                         21.99                      25.16
 2/15/2006    19.55               29.40                         22.86                      26.10
 2/16/2006    20.50               30.68                         23.95                      27.29
 2/17/2006    19.86               30.48                         23.82                      27.12
 2/21/2006    18.84               29.75                         23.10                      26.39
 2/22/2006    19.90               30.84                         24.36                      27.57
 2/23/2006    19.70               30.72                         24.09                      27.38
 2/24/2006    20.11               31.46                         24.80                      28.10
 2/27/2006    21.16               32.30                         25.37                      28.80
 2/28/2006    19.81               30.50                         23.70                      27.06
  3/1/2006    21.56               32.70                         25.57                      29.10
  3/2/2006    21.37               32.46                         25.05                      28.72
  3/3/2006    20.92               32.16                         24.75                      28.42
  3/6/2006    20.05               30.62                         23.75                      27.16
  3/7/2006    19.13               28.73                         22.12                      25.40
  3/8/2006    19.08               28.72                         22.41                      25.53
  3/9/2006    18.15               28.03                         21.85                      24.91
 3/10/2006    18.79               29.34                         23.35                      26.32
 3/13/2006    19.06               29.75                         23.53                      26.61
 3/14/2006    20.57               31.12                         24.96                      28.01
 3/15/2006    21.41               32.36                         26.10                      29.20
 3/16/2006    20.76               32.46                         26.30                      29.35
 3/17/2006    21.13               32.85                         26.71                      29.75
 3/20/2006    21.53               32.93                         26.47                      29.67
 3/21/2006    20.48               31.48                         24.61                      28.01
 3/22/2006    20.96               33.06                         26.08                      29.54
 3/23/2006    20.79               33.59                         26.50                      30.01
 3/24/2006    21.46               34.76                         27.50                      31.10
 3/27/2006    21.61               34.67                         27.66                      31.13
 3/28/2006    21.02               34.14                         27.23                      30.65
 3/29/2006    22.77               36.38                         29.47                      32.90
 3/30/2006    22.93               36.28                         29.03                      32.62
 3/31/2006    22.88               36.76                         29.43                      33.06

We remain very enthusiastic about the areas in which we are invested, specifically health care and technology. In talking about health care, SRI's Curt Carlson says, "The emergence of modern biotech, where we treat (health problems). . . by looking at our genome and (asking) what are the implications of that kind of genome and how does the chemistry in our body work. We're just in the beginning of that, and that's going to play out over the next 20, 30, 50 years."

A December 12, 2005 article in Investors Business Daily stated that "those over age 60 will double their number, to 72 million, between 2000 and 2030." We are all demanding better, faster and more sophisticated health care. We believe there are tremendous opportunities in health care.

The whole area of technology is getting healthy again. Investors Business Daily, in a February 2, 2006 article, tells us "After four lean years, U.S. tech job growth has finally come out of the doldrums. The industry in 2005 created 125,000 jobs, nearly nine times the 14,000 jobs added the prior year, estimates Mark Zandi, chief economist of Moody's Economy.com."

ISI's Bill Whyman, in commenting on the drivers of tech spending, concludes that "The major changes comparing 2006 vs. 2005 are in businesses' "reasons to spend." We see the big change in buyers of technology running out of operating leverage and turning to tech as their best weapon against slowing productivity and profit growth . . . . On the "ability to spend," business profits and cash are at historic high levels." He further points out that "Technology remains the leading and arguably the best way to drive productivity and hence profit growth. Most importantly, business spending shows that managers continue to view technology as a favored part of their scarce capital budgets."

KOPP TOTAL QUALITY MANAGEMENT FUND

TQM stands for Total Quality Management. In the Kopp Total Quality Management Fund, we are seeking to identify those S&P 500 companies in each industry group that are making the best use of Quality to improve their products, their customer focus, their management and, ultimately, their prospects for success. We look at a wide range of data to find evidence of a commitment to Quality, from customer satisfaction surveys to SEC filings detailing management processes. We believe companies that are truly Quality Advantaged will outlast, outpace and outperform over the longer term, through various market cycles.

In addition to on-going monitoring of the Fund's holdings, industries and sectors are reviewed on a cycle. Since the last Fund report, you will see a number of changes in the holdings in the Financial and Health Care sectors, as well as Energy and Utilities. We continue to strive to expand our data sources in our effort to identify the Quality leaders in each industry.

How do companies come to a TQM approach? For some companies, the development has come over many years as they tried to find ways to improve not only product quality but all of their operations, controls, planning and processes. For other companies, the TQM approach came as a change in direction, whether from an existing management that recognized they needed to become more effective, or from a new management team hired to improve a difficult situation. We believe that investors holding a portfolio of Quality Advantaged companies, whether long time Quality champions or those more recently enlightened who are fervent in their efforts to improve, are well positioned to be rewarded over time.

Performance of the Kopp Total Quality Management Fund relative to its S&P 500 benchmark has given support to these views over the six month period of this semi-annual report, the last twelve months, and from the inception of the Fund in the fall of 2004. Namely, for the six month period ended March 31, 2006, the twelve month period ended March 31, 2006 and since September 30, 2004, the Fund's performance versus that of the S&P 500 Index has been as follows: 7.28% versus 6.38%; 13.00% versus 11.73%; and 20.89% versus 19.42%, respectively.

We believe our Funds' strategies complement each other well. The Kopp Emerging Growth Fund is focused on small- to mid-sized companies with strong growth potential. The Kopp Total Quality Management Fund invests in larger companies that we believe are Quality Advantaged. Over its history, the Emerging Growth Fund has demonstrated very strong results in good markets. In other types of markets, the Total Quality Management Fund may lead the way. If you own just one of our Funds, you may want to consider the other as well. Our Funds' respective investment approaches may be a good fit with your investment objectives. The combination can work to your advantage.

We appreciate your patience over the last several years of market challenges. We believe that the worst is behind us and we're ready to move forward. We are in an historic era of change and progress. Identifying where the opportunities lie during this era will require much hard work, but we feel we are ready for that task. We are excited and optimistic about the next several years. We value our relationship with you. Thank you.

[/s/ LEE KOPP]

LEE KOPP
President
Kopp Investment Advisors

                  It should not be assumed that either Fund's
                    stock selection or investment philosophy
                     will be profitable or will equal past
                      performance. Because of daily market
                   fluctuations, current Fund performance may
                     also be different from the performance
                   described in this report. Small- and mid-
                      cap stocks involve greater risks and
                     volatility than those of larger, more
                  established companies. Potential for profit
                          entails possibility of loss.

                     This shareholder letter is for general
                    information only and is not intended to
                        provide specific advice or stock
                    recommendations to any individual. It is
                  also not a solicitation for the purchase or
                  sale of any security or investment advisory
                    service. The opinions in the letter are
                     those of Kopp Investment Advisors, are
                   subject to change without notice, and may
                      not come to pass. Future investment
                   decisions and commentary may be made under
                    different economic, market, and industry
                   conditions from those existing at the time
                            the letter was written.

                   A stock market index is unmanaged and does
                     not charge advisory fees, transactions
                     costs, or other expenses incurred by a
                     mutual fund. Any index will include a
                  different degree of investment in individual securities, industries, or sectors from the
                  Kopp Emerging Growth Fund or the Kopp Total
                   Quality Management Fund. The mention of an
                    index does not mean that the index is an
                   appropriate benchmark for a Fund. Although
                    the data in the letter has been obtained
                      from sources believed reliable, Kopp
                    Investment Advisors cannot guarantee the
                         accuracy of such information.

                       This report is not authorized for
                    distribution to prospective investors in
                   either Fund unless preceded or accompanied
                    by a prospectus. For more information on
                   either Fund, including current performance
                  and expenses, call 1-888-533-KOPP for a free
                    prospectus. It describes the investment
                   objectives, risks, charges, expenses, and
                  other information. Read it carefully before
                   you invest or send money. Each Fund should
                      be used in a program of diversified
                   investing and not as a complete investment
                                    program.

                    Kopp Funds are distributed by Centennial
                  Lakes Capital, LLC, a member of the NASD and
                   an affiliate of Kopp Investment Advisors,
                               LLC and the Funds.

                           KOPP EMERGING GROWTH FUND
                            INDUSTRY representation
--------------------------------------------------------------------------------

(PIE CHART)

Communication Components &
  Subsystems                            15.7%
Therapeutics/Specialty
  Compounds                             13.9%
Wireless Equipment                       8.9%
Networking                               8.4%
Software Applications                    8.3%
Telecommunication Equipment              6.2%
Arthroscopy & Orthopedics                5.1%
Miscellaneous Services                   3.9%
Imaging Products                         3.9%
Clinical Laboratory Diagnostics          3.7%
Point-of-Care Diagnostics                3.3%
Database & Data Warehousing              2.7%
Research Instrumentation                 2.7%
Specialty Pharmaceuticals                2.6%
Genomics                                 1.9%
Surgical Products                        1.9%
Semiconductor                            1.5%
Research Supplies & Services             0.9%
Other*                                   3.2%
Cash & Equivalents                       1.3%
                                       ------


* OTHER:
------------------------------------------
Data Capture Software                1.3%
Medical Device Related Software      0.8%
Industrial Automation                0.7%
Machine Vision/Inspection            0.4%

Percentages represent market value as a percentage of total investments on 3/31/06.

                                TOP ten HOLDINGS
--------------------------------------------------------------------------------

                                              TICKER
                                              ------
 1.  REDBACK NETWORKS INC.                    RBAK
 2.  STRATEX NETWORKS, INC.                   STXN
 3.  MEDAREX, INC.                            MEDX
 4.  FINISAR CORPORATION                      FNSR
 5.  EPICOR SOFTWARE CORPORATION              EPIC

                                              TICKER
                                              ------
 6.  SONOSITE, INC.                           SONO
 7.  CELL GENESYS, INC.                       CEGE
 8.  ADC TELECOMMUNICATIONS, INC.             ADCT
 9.  OPLINK COMMUNICATIONS, INC.              OPLK
10.  HYPERION SOLUTIONS CORPORATION           HYSL

KOPP EMERGING GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2006 (Unaudited)

Number of
 Shares                                                      Value
---------------------------------------------------------------------
COMMON STOCK -- 98.7%
---------------------------------------------------------------------
ARTHROSCOPY & ORTHOPEDICS -- 5.1%
        220,000   ArthroCare Corporation                 $ 10,520,400
        500,000   NuVasive, Inc.                            9,425,000
        150,000   Regeneration Technologies, Inc.           1,171,500
---------------------------------------------------------------------
                                                           21,116,900
---------------------------------------------------------------------
CLINICAL LABORATORY DIAGNOSTICS -- 3.7%
        297,500   E-Z-EM, Inc.                              6,661,025
        100,000   Gen-Probe Incorporated                    5,512,000
         80,000   Ventana Medical Systems, Inc.             3,341,600
---------------------------------------------------------------------
                                                           15,514,625
---------------------------------------------------------------------
COMMUNICATION COMPONENTS & SUBSYSTEMS -- 15.7%
         50,000   Bookham, Inc.                               477,000
      1,300,000   Centillium Communications, Inc.           4,979,000
      4,000,000   Finisar Corporation                      19,800,000
      2,000,000   Mindspeed Technologies Inc.               7,960,000
        750,000   Oplink Communications, Inc.              13,005,000
        400,000   PLX Technology, Inc.                      5,020,000
        250,000   PMC-Sierra, Inc.                          3,072,500
      3,000,000   Vitesse Semiconductor Corporation        10,740,000
---------------------------------------------------------------------
                                                           65,053,500
---------------------------------------------------------------------
DATA CAPTURE SOFTWARE -- 1.3%
        500,000   Phase Forward Incorporated                5,570,000
---------------------------------------------------------------------
DATABASE & DATA WAREHOUSING -- 2.7%
        350,000   Hyperion Solutions Corporation           11,410,000

Number of
 Shares                                               Value
---------------------------------------------------------------------
GENOMICS -- 1.9%
        290,000   CuraGen Corporation                    $  1,452,900
      1,100,000   Sangamo BioSciences, Inc.                 6,545,000
---------------------------------------------------------------------
                                                            7,997,900
---------------------------------------------------------------------
IMAGING PRODUCTS -- 3.9%
        400,000   SonoSite, Inc.                           16,256,000
---------------------------------------------------------------------
INDUSTRIAL AUTOMATION -- 0.7%
        289,549   Adept Technology, Inc.                    2,895,490
---------------------------------------------------------------------
MACHINE VISION/INSPECTION -- 0.4%
        100,000   CyberOptics Corporation                   1,497,000
---------------------------------------------------------------------
MEDICAL DEVICE RELATED SOFTWARE -- 0.8%
        100,000   Vital Images, Inc.                        3,408,000
---------------------------------------------------------------------
MISCELLANEOUS SERVICES -- 3.9%
      1,000,000   Digimarc Corporation                      7,470,000
        370,000   VeriSign, Inc.                            8,876,300
---------------------------------------------------------------------
                                                           16,346,300
---------------------------------------------------------------------
NETWORKING -- 8.4%
      1,530,000   Redback Networks Inc.                    33,185,700
      2,420,000   Verilink Corporation#                     1,618,496
---------------------------------------------------------------------
                                                           34,804,196
---------------------------------------------------------------------
POINT-OF-CARE DIAGNOSTICS -- 3.3%
        600,000   Cepheid, Inc.                             5,496,000
        250,000   DexCom, Inc.                              5,067,500
        250,000   Quidel Corporation                        3,217,500
---------------------------------------------------------------------
                                                           13,781,000

                     See Notes to the Financial Statements.

KOPP EMERGING GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2006 (Unaudited)

Number of
 Shares                                                      Value
---------------------------------------------------------------------
RESEARCH INSTRUMENTATION -- 2.7%
      1,100,000   Caliper Life Sciences, Inc.            $  7,040,000
        282,040   Harvard Bioscience, Inc.                  1,238,155
      3,400,000   Transgenomic, Inc.#                       2,720,000
---------------------------------------------------------------------
                                                           10,998,155
---------------------------------------------------------------------
RESEARCH SUPPLIES & SERVICES -- 0.9%
        130,000   Symyx Technologies, Inc.                  3,606,200
---------------------------------------------------------------------
SEMICONDUCTOR -- 1.5%
      1,100,000   QuickLogic Corporation                    6,314,000
---------------------------------------------------------------------
SOFTWARE APPLICATIONS -- 8.3%
      1,300,000   Epicor Software Corporation              17,459,000
        370,000   MRO Software, Inc.                        5,905,200
        800,000   MapInfo Corporation                      11,216,000
---------------------------------------------------------------------
                                                           34,580,200
---------------------------------------------------------------------
SPECIALTY PHARMACEUTICALS -- 2.6%
      1,150,000   DepoMed, Inc.                             7,509,500
        200,000   Salix Pharmaceuticals, Ltd.               3,302,000
---------------------------------------------------------------------
                                                           10,811,500
---------------------------------------------------------------------
SURGICAL PRODUCTS -- 1.9%
        200,000   Cutera, Inc.                              5,424,000
        650,000   Rita Medical Systems, Inc.                2,567,500
---------------------------------------------------------------------
                                                            7,991,500
---------------------------------------------------------------------
TELECOMMUNICATION EQUIPMENT -- 6.2%
        600,000   ADC Telecommunications, Inc.             15,354,000
      3,300,000   Tut Systems, Inc.#                       10,263,000
---------------------------------------------------------------------
                                                           25,617,000

Number of
 Shares                                                      Value
---------------------------------------------------------------------
THERAPEUTICS/SPECIALTY COMPOUNDS -- 13.9%
      1,200,000   Array BioPharma Inc.                   $ 10,968,000
      2,000,000   Cell Genesys, Inc.                       15,960,000
      1,500,000   Medarex, Inc.                            19,830,000
      2,500,000   Neose Technologies, Inc.#                 6,775,000
        200,000   ZymoGenetics, Inc.                        4,324,000
---------------------------------------------------------------------
                                                           57,857,000
---------------------------------------------------------------------
WIRELESS EQUIPMENT -- 8.9%
        600,000   RAE Systems Inc.                          2,142,000
         30,000   RF Monolithics, Inc.                        184,200
      4,000,000   Stratex Networks, Inc.                   24,600,000
        640,000   Superconductor Technologies Inc.#         2,547,200
      3,000,000   WJ Communications, Inc.                   7,560,000
---------------------------------------------------------------------
                                                           37,033,400
---------------------------------------------------------------------
Total Common Stock (Cost $425,199,546)                    410,459,866
---------------------------------------------------------------------
---------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 1.3%
---------------------------------------------------------------------
INVESTMENT COMPANY -- 1.3%
      5,423,277   First American Prime Obligations
                   Fund, Class I(*)                         5,423,277
---------------------------------------------------------------------
Total Short-Term Investment (Cost $5,423,277)               5,423,277
---------------------------------------------------------------------
Total Investments -- 100.0% (Cost $430,622,823)           415,883,143
---------------------------------------------------------------------
Liabilities in Excess of Other Assets -- 0.0%               (109,848)
---------------------------------------------------------------------
NET ASSETS -- 100.0%                                     $415,773,295
---------------------------------------------------------------------

# Affiliated company; the Fund owns 5% or more of the outstanding voting securities of the issuer. See note 7 to the Notes to the Financial Statements.

* Income producing security. All other securities are non-income producing.

                     See Notes to the Financial Statements.

                       KOPP TOTAL QUALITY MANAGEMENT FUND
                             SECTOR representation
--------------------------------------------------------------------------------

(PIE CHART)

Consumer Discretionary                  17.6%
Financials                              16.8%
Information Technology                  16.1%
Industrials                             11.9%
Health Care                             10.2%
Consumer Staples                         6.8%
Energy                                   6.3%
Materials                                6.2%
Utilities                                5.3%
Telecommunication Services               2.2%
Cash & Equivalents                       0.6%
                                       ------


Percentages represent market value as a percentage of total investments on 3/31/06.

                                TOP ten HOLDINGS
--------------------------------------------------------------------------------

                                              TICKER
                                              ------
 1.  NUCOR CORPORATION                        NUE
 2.  STARBUCKS CORPORATION                    SBUX
 3.  COMPUTER SCIENCES CORPORATION            CSC
 4.  BOEING COMPANY                           BA
 5.  JOHNSON CONTROLS, INC.                   JCI

                                              TICKER
                                              ------
 6.  VALERO ENERGY CORPORATION                VLO
 7.  STAPLES, INC.                            SPLS
 8.  NATIONAL SEMICONDUCTOR CORPORATION       NSM
 9.  FIRST DATA CORPORATION                   FDC
10.  BEST BUY CO., INC.                       BBY

KOPP TOTAL QUALITY MANAGEMENT FUND
SCHEDULE OF INVESTMENTS

March 31, 2006 (Unaudited)

Number of
 Shares                                                Value
---------------------------------------------------------------
COMMON STOCK -- 99.1%
---------------------------------------------------------------
AEROSPACE & DEFENSE -- 2.3%
  4,000     Boeing Company                          $   311,720
  4,000     Lockheed Martin Corporation                 300,520
---------------------------------------------------------------
                                                        612,240
---------------------------------------------------------------
AIR FREIGHT & LOGISTICS -- 1.1%
  2,700     FedEx Corp.                                 304,938
---------------------------------------------------------------
AIRLINES -- 1.1%
 16,800     Southwest Airlines Co.                      302,232
---------------------------------------------------------------
AUTO COMPONENTS -- 1.1%
  4,100     Johnson Controls, Inc.                      311,313
---------------------------------------------------------------
AUTOMOBILES -- 0.9%
  4,700     Harley-Davidson, Inc.                       243,836
---------------------------------------------------------------
BEVERAGES -- 2.0%
  6,100     Anheuser-Busch Companies, Inc.              260,897
  4,700     PepsiCo, Inc.                               271,613
---------------------------------------------------------------
                                                        532,510
---------------------------------------------------------------
BIOTECHNOLOGY -- 0.9%
  3,500     Amgen, Inc.*                                254,625
---------------------------------------------------------------
CAPITAL MARKETS -- 3.2%
  3,800     Merrill Lynch & Co., Inc.                   299,288
  5,500     Northern Trust Corporation                  288,750
  4,700     State Street Corporation                    284,021
---------------------------------------------------------------
                                                        872,059

Number of
 Shares                                                Value
---------------------------------------------------------------
CHEMICALS -- 2.9%
  4,400     Air Products & Chemicals, Inc.          $   295,636
  5,200     Dow Chemical Company                        211,120
  3,400     Monsanto Company                            288,150
---------------------------------------------------------------
                                                        794,906
---------------------------------------------------------------
COMMERCIAL BANKS -- 4.9%
  5,459     Bank of America Corporation                 248,603
  6,900     Fifth Third Bancorp                         271,584
  4,200     PNC Financial Services Group, Inc.          282,702
  9,500     Synovus Financial Corp.                     257,355
  4,500     Wells Fargo & Company                       287,415
---------------------------------------------------------------
                                                      1,347,659
---------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 1.7%
 12,100     Cendant Corporation                         209,935
  5,600     Pitney Bowes, Inc.                          240,408
---------------------------------------------------------------
                                                        450,343
---------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 3.3%
 14,000     Cisco Systems, Inc.*                        303,380
 11,300     Corning, Inc.*                              304,083
 12,700     Motorola, Inc.                              290,957
---------------------------------------------------------------
                                                        898,420
---------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 1.7%
  6,700     Dell, Inc.*                                 199,392
  3,100     International Business Machines
             Corporation                                255,657
---------------------------------------------------------------
                                                        455,049
---------------------------------------------------------------
CONSUMER FINANCE -- 1.0%
  5,000     American Express Company                    262,750

                     See Notes to the Financial Statements.

KOPP TOTAL QUALITY MANAGEMENT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

March 31, 2006 (Unaudited)

Number of
 Shares                                                Value
---------------------------------------------------------------
CONTAINERS & PACKAGING -- 1.0%
  8,600     Bemis Company, Inc.                     $   271,588
---------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 1.0%
  5,700     Citigroup, Inc.                             269,211
---------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.2%
 11,600     Sprint Nextel Corporation                   299,744
  8,600     Verizon Communications, Inc.                292,916
---------------------------------------------------------------
                                                        592,660
---------------------------------------------------------------
ELECTRIC UTILITIES -- 2.6%
  3,400     Entergy Corporation                         234,396
  7,400     Southern Company                            242,498
 13,300     Xcel Energy, Inc.                           241,395
---------------------------------------------------------------
                                                        718,289
---------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 1.0%
  3,400     Emerson Electric Co.                        284,342
---------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.8%
 57,400     Solectron Corporation*                      229,600
---------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 2.1%
  4,000     Halliburton Company                         292,080
  3,600     Noble Corporation+                          291,960
---------------------------------------------------------------
                                                        584,040
---------------------------------------------------------------
FOOD & STAPLES RETAILING -- 2.0%
  6,100     Walgreen Co.                                263,093
  5,800     Wal-Mart Stores, Inc.                       273,992
---------------------------------------------------------------
                                                        537,085

Number of
 Shares                                                Value
---------------------------------------------------------------
FOOD PRODUCTS -- 1.9%
  4,900     Hershey Foods Corporation               $   255,927
 14,300     Sara Lee Corporation                        255,684
---------------------------------------------------------------
                                                        511,611
---------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.8%
  7,000     Baxter International, Inc.                  271,670
 10,600     Boston Scientific Corporation*              244,330
  5,000     Medtronic, Inc.                             253,750
---------------------------------------------------------------
                                                        769,750
---------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 3.8%
  4,000     Cardinal Health, Inc.                       298,080
  4,800     HCA, Inc.                                   219,792
  4,800     Quest Diagnostics Incorporated              246,240
  4,750     UnitedHealth Group, Inc.                    265,335
---------------------------------------------------------------
                                                      1,029,447
---------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 2.2%
  4,000     Marriott International, Inc. -- Class
             A                                          274,400
  8,800     Starbucks Corporation*                      331,232
---------------------------------------------------------------
                                                        605,632
---------------------------------------------------------------
HOUSEHOLD DURABLES -- 2.1%
  3,000     Black & Decker Corporation                  260,670
  3,300     Whirlpool Corporation                       301,851
---------------------------------------------------------------
                                                        562,521
---------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 1.0%
  4,600     Procter & Gamble Company                    265,052
---------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 1.7%
  3,100     3M Co.                                      234,639
  6,700     General Electric Company                    233,026
---------------------------------------------------------------
                                                        467,665

                     See Notes to the Financial Statements.

KOPP TOTAL QUALITY MANAGEMENT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

March 31, 2006 (Unaudited)

Number of
 Shares                                                Value
---------------------------------------------------------------
INFORMATION TECHNOLOGY SERVICES -- 2.3%
  5,800     Computer Sciences Corporation*          $   322,190
  6,600     First Data Corporation                      309,012
---------------------------------------------------------------
                                                        631,202
---------------------------------------------------------------
INSURANCE -- 3.8%
  5,500     AFLAC, Inc.                                 248,215
  4,700     Allstate Corporation                        244,917
  4,200     American International Group, Inc.          277,578
  2,400     Progressive Corporation                     250,224
---------------------------------------------------------------
                                                      1,020,934
---------------------------------------------------------------
INTERNET & CATALOG RETAIL -- 0.9%
  6,300     eBay, Inc.*                                 246,078
---------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS -- 1.0%
 10,000     Eastman Kodak Company                       284,400
---------------------------------------------------------------
MACHINERY -- 3.0%
  4,000     Caterpillar, Inc.                           287,240
  3,800     Eaton Corporation                           277,286
  6,200     Ingersoll-Rand Company, Ltd. -- Class
             A+                                         259,098
---------------------------------------------------------------
                                                        823,624
---------------------------------------------------------------
MEDIA -- 2.8%
  4,000     Knight-Ridder, Inc.                         252,840
 14,100     Time Warner, Inc.                           236,739
 10,100     Walt Disney Company                         281,689
---------------------------------------------------------------
                                                        771,268
---------------------------------------------------------------
METALS & MINING -- 1.3%
  3,300     Nucor Corporation                           345,807

Number of
 Shares                                                Value
---------------------------------------------------------------
MULTILINE RETAIL -- 2.0%
  7,800     Nordstrom, Inc.                         $   305,604
  4,800     Target Corporation                          249,648
---------------------------------------------------------------
                                                        555,252
---------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER -- 2.7%
  4,300     Constellation Energy Group                  235,253
  3,200     Dominion Resources Inc.                     220,896
  5,700     Sempra Energy                               264,822
---------------------------------------------------------------
                                                        720,971
---------------------------------------------------------------
OFFICE ELECTRONICS -- 1.0%
 17,600     Xerox Corporation*                          267,520
---------------------------------------------------------------
OIL & GAS -- 4.2%
  2,900     Anadarko Petroleum Corporation              292,929
  4,400     ConocoPhillips                              277,860
  4,100     Exxon Mobil Corporation                     249,526
  5,200     Valero Energy Corporation                   310,856
---------------------------------------------------------------
                                                      1,131,171
---------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 1.0%
  3,900     Weyerhaeuser Company                        282,477
---------------------------------------------------------------
PHARMACEUTICALS -- 2.7%
  4,700     Eli Lilly and Company                       259,910
  3,900     Johnson & Johnson                           230,958
  9,500     Pfizer, Inc.                                236,740
---------------------------------------------------------------
                                                        727,608
---------------------------------------------------------------
REAL ESTATE -- 1.9%
  3,500     Public Storage, Inc.                        284,305
  2,900     Simon Property Group, Inc.                  244,006
---------------------------------------------------------------
                                                        528,311

                     See Notes to the Financial Statements.

KOPP TOTAL QUALITY MANAGEMENT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

March 31, 2006 (Unaudited)

Number of
 Shares                                                Value
---------------------------------------------------------------
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT -- 3.9%
 15,500     Applied Materials, Inc.                 $   271,405
 10,400     Intel Corporation                           201,240
 11,100     National Semiconductor Corporation          309,024
  8,800     Texas Instruments, Inc.                     285,736
---------------------------------------------------------------
                                                      1,067,405
---------------------------------------------------------------
SOFTWARE -- 3.0%
  5,400     Intuit, Inc.*                               287,226
 10,300     Microsoft Corporation                       280,263
 18,700     Oracle Corporation*                         256,003
---------------------------------------------------------------
                                                        823,492
---------------------------------------------------------------
SPECIALTY RETAIL -- 3.3%
  5,500     Best Buy Co., Inc.                          307,615
  6,700     Home Depot, Inc.                            283,410
 12,150     Staples, Inc.                               310,068
---------------------------------------------------------------
                                                        901,093
---------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.0%
  8,100     Coach, Inc.*                                280,098

Number of
 Shares                                                Value
---------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 1.0%
  7,400     Countrywide Financial Corporation       $   271,580
---------------------------------------------------------------
Total Common Stock (cost $21,100,149)                27,021,664
---------------------------------------------------------------
---------------------------------------------------------------
SHORT-TERM INVESTMENT -- 0.6%
---------------------------------------------------------------
INVESTMENT COMPANY -- 0.6%
167,317     First American Prime Obligations Fund,
             Class I                                    167,317
---------------------------------------------------------------
Total Short-Term Investment (cost $167,317)             167,317
---------------------------------------------------------------
Total Investments -- 99.7% (cost $21,267,466)        27,188,981
---------------------------------------------------------------
Other Assets less Liabilities -- 0.3%                    74,847
---------------------------------------------------------------
NET ASSETS -- 100.0%                                $27,263,828
---------------------------------------------------------------

* Non-income producing.

+ U.S. traded security of a foreign issuer.

                     See Notes to the Financial Statements.

KOPP FUNDS, INC.
INFORMATION ABOUT YOUR FUNDS' EXPENSES

March 31, 2006 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service fees (12b-1) and other Fund expenses. The following Expense Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2005 through March 31, 2006.

The following tables provide information about actual account values and actual expenses. The Examples below include, but are not limited to, management fees, distribution and/or service fees (12b-1), fund accounting, custody and transfer agent fees. The Examples do not include portfolio trading commissions and related expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Examples also provide information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return of either Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

KOPP FUNDS, INC.
EXPENSE EXAMPLES

                                                                Beginning        Ending        Expenses Paid
                                                              Account Value   Account Value   During Period*
KOPP EMERGING GROWTH FUND                                        10/1/05         3/31/06      10/1/05-3/31/06
-------------------------                                     -------------   -------------   ---------------
ACTUAL
    Class A                                                     $1,000.00       $1,295.30         $ 9.90
    Class I                                                      1,000.00        1,297.90           7.91
    Class C                                                      1,000.00        1,290.50          13.59
HYPOTHETICAL
  (5% ANNUAL RETURN BEFORE EXPENSES)
    Class A                                                     $1,000.00       $1,016.31         $ 8.70
    Class I                                                      1,000.00        1,018.05           6.94
    Class C                                                      1,000.00        1,013.06          11.94

                                                                Beginning        Ending        Expenses Paid
                                                              Account Value   Account Value   During Period*
KOPP TOTAL QUALITY MANAGEMENT FUND                               10/1/05         3/31/06      10/1/05-3/31/06
----------------------------------                            -------------   -------------   ---------------
ACTUAL
    Class A                                                     $1,000.00       $1,072.80         $ 7.75
    Class I                                                      1,000.00        1,072.80           7.75
    Class C                                                      1,000.00        1,072.80           7.75
HYPOTHETICAL
  (5% ANNUAL RETURN BEFORE EXPENSES)
    Class A                                                     $1,000.00       $1,017.45         $ 7.54
    Class I                                                      1,000.00        1,017.45           7.54
    Class C                                                      1,000.00        1,017.45           7.54

* Expenses are equal to each Fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period). For the six month period ended March 31, 2006, the annualized expense ratios of the Kopp Emerging Growth Fund, Class A, Class I, and Class C were 1.73%, 1.38%, and 2.38%, respectively. For the six month period ended March 31, 2006, the annualized expense ratios of the Kopp Total Quality Management Fund, Class A, Class I, and Class C were each capped at 1.50%.

KOPP FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2006 (Unaudited)

                                                                   Emerging       Total Quality
                                                                    Growth          Management
                                                                     Fund              Fund

------------------------------------------------------------------------------------------------
ASSETS
Investments in securities, at value:
  Investments in securities of unaffiliated issuers (cost
    $361,893,092 and $21,267,466, respectively)                 $  391,959,447    $   27,188,981
  Investments in securities of affiliated issuers (cost
    $68,729,731 and $0, respectively)                               23,923,696                --
------------------------------------------------------------------------------------------------
Total investments in securities (cost $430,622,823 and
  $21,267,466, respectively)                                       415,883,143        27,188,981
Receivable for securities sold                                       3,652,674                --
Receivable from capital shares sold                                    305,752            64,500
Income receivable                                                       23,381            30,928
Prepaid expenses                                                        60,485            47,352
------------------------------------------------------------------------------------------------
Total Assets                                                       419,925,435        27,331,761
------------------------------------------------------------------------------------------------
LIABILITIES
Payables:
  Securities purchased                                               2,662,825            24,401
  Capital shares redeemed                                              668,723                --
  Due to investment advisor                                            338,268             5,648
  Service fees                                                         152,612             3,760
  Transfer agent fees and expenses                                     112,838            11,975
  Distribution fees                                                     90,083             1,589
  Administration fees                                                   51,854             6,682
  Printing and mailing                                                  17,747               199
  Fund accounting fees                                                  15,430             5,214
  Audit fees                                                            10,463             7,162
  Due to affiliated distributor                                         16,959                --
Accrued other expenses                                                  14,338             1,303
------------------------------------------------------------------------------------------------
Total Liabilities                                                    4,152,140            67,933
------------------------------------------------------------------------------------------------
NET ASSETS                                                      $  415,773,295    $   27,263,828
------------------------------------------------------------------------------------------------


                     See Notes to the Financial Statements.

KOPP FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES continued
March 31, 2006 (Unaudited)

                                                                   Emerging       Total Quality
                                                                    Growth          Management
                                                                     Fund              Fund

------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
Capital stock                                                   $      356,939    $       20,062
Paid-in-capital in excess of par                                   546,149,488        20,610,967
Accumulated undistributed net investment income (loss)              (3,038,598)            7,553
Accumulated net realized gain (loss) on investments               (112,954,854)          703,731
Unrealized net appreciation (depreciation) on investments          (14,739,680)        5,921,515
------------------------------------------------------------------------------------------------
Total Net Assets                                                $  415,773,295    $   27,263,828
------------------------------------------------------------------------------------------------
CLASS A
Net Assets                                                      $  286,481,651    $    6,881,560
Shares authorized ($0.01 par value)                              3,000,000,000     3,000,000,000
Shares issued and outstanding                                       24,740,291           506,386
Net asset value per share (note 1)                              $        11.58    $        13.59
------------------------------------------------------------------------------------------------
Maximum offering price per share (note 1)                       $        12.00    $        14.08
------------------------------------------------------------------------------------------------
CLASS I
Net Assets                                                      $  106,463,271    $   19,724,981
Shares authorized ($0.01 par value)                              3,000,000,000     3,000,000,000
Shares issued and outstanding                                        8,888,926         1,451,403
Net asset value, offering price and redemption price per
  share                                                         $        11.98    $        13.59
------------------------------------------------------------------------------------------------
CLASS C
Net Assets                                                      $   22,828,373    $      657,287
Shares authorized ($0.01 par value)                              3,000,000,000     3,000,000,000
Shares issued and outstanding                                        2,064,698            48,366
Net asset value and offering price per share (note 1)           $        11.06    $        13.59
------------------------------------------------------------------------------------------------


                     See Notes to the Financial Statements.

KOPP FUNDS, INC.
STATEMENTS OF OPERATIONS
For the six months ended March 31, 2006 (Unaudited)

                                                                  Emerging      Total Quality
                                                                   Growth        Management
                                                                    Fund            Fund

---------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends                                                       $     84,579     $  217,520
---------------------------------------------------------------------------------------------
Total investment income                                               84,579        217,520
---------------------------------------------------------------------------------------------
EXPENSES
Investment advisory fee                                            1,854,334        132,235
Service fees -- Class A                                              321,908          8,315
Service fees -- Class C                                               26,204            538
12b-1 fees -- Class A                                                128,763          3,326
12b-1 fees -- Class C                                                 78,613          1,616
Transfer agent fees and expenses                                     267,117         32,349
Fund administration fees                                             145,490         20,020
Professional fees                                                    125,527         23,494
Fund accounting fees                                                  45,815         16,131
Reports to shareholders                                               25,493          2,611
Custody fees                                                          21,744          2,964
Federal and state registration fees                                   17,545         11,337
Directors' fees and expenses                                          13,969          1,092
Other expenses                                                        50,655          7,827
---------------------------------------------------------------------------------------------
Total expenses before waivers                                      3,123,177        263,855
Less: Waiver of expenses by investment advisor                            --        (65,502)
---------------------------------------------------------------------------------------------
Net expenses                                                       3,123,177        198,353
---------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                      (3,038,598)        19,167
---------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investment transactions:
  Net realized gain (loss) on investment transactions of
    unaffiliated issuers                                          (4,171,006)       740,068
  Net realized loss on investment transactions of affiliated
    issuers                                                      (11,507,594)            --
Change in unrealized appreciation (depreciation) on
  investments                                                    116,531,957      1,106,707
---------------------------------------------------------------------------------------------
Net gain on investments                                          100,853,357      1,846,775
---------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $ 97,814,759     $1,865,942
---------------------------------------------------------------------------------------------

                     See Notes to the Financial Statements.

KOPP EMERGING GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                               Six Months Ended     Year Ended
                                                                March 31, 2006     September 30,
                                                                 (Unaudited)           2005

------------------------------------------------------------------------------------------------
OPERATIONS
Net investment loss                                              $ (3,038,598)     $  (6,603,133)
Net realized loss on investments                                  (15,678,600)       (38,804,633)
Change in unrealized appreciation (depreciation) on
  investments                                                     116,531,957         92,530,423
------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations               97,814,759         47,122,657
------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
  Class A:
    Proceeds from shares sold                                      15,065,703         16,671,259
    Cost of shares redeemed                                       (53,447,706)      (126,970,607)
    Redemption fees                                                     1,476              3,347
  Class I:
    Proceeds from shares sold                                         981,533         15,655,523
    Cost of shares redeemed                                        (4,301,498)        (7,191,612)
    Redemption fees                                                     1,517              1,166
  Class C:
    Proceeds from shares sold                                       1,401,174          4,718,646
    Cost of shares redeemed                                        (4,353,445)       (12,582,244)
    Redemption fees                                                       204                 --
------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from capital share
  transactions                                                    (44,651,042)      (109,694,522)
------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                            53,163,717        (62,571,865)
------------------------------------------------------------------------------------------------
NET ASSETS
Beginning of period                                               362,609,578        425,181,443
------------------------------------------------------------------------------------------------
End of period                                                    $415,773,295      $ 362,609,578
------------------------------------------------------------------------------------------------
Accumulated undistributed net investment loss                    $ (3,038,598)     $          --
------------------------------------------------------------------------------------------------

                     See Notes to the Financial Statements.

KOPP TOTAL QUALITY MANAGEMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                Six Months Ended     Year Ended
                                                                 March 31, 2006     September 30,
                                                                  (Unaudited)           2005

-------------------------------------------------------------------------------------------------

OPERATIONS

Net investment income                                             $    19,167        $    77,729

Net realized gain on investments                                      740,068          1,102,056

Change in unrealized appreciation on investments                    1,106,707          1,750,862
-------------------------------------------------------------------------------------------------

Net increase in net assets resulting from operations                1,865,942          2,930,647
-------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS

  From net investment income:

    Class A                                                           (11,129)            (9,291)

    Class I                                                           (32,266)           (36,152)

    Class C                                                              (731)              (298)

  From net realized gain on investments:

    Class A                                                          (273,265)                --

    Class I                                                          (792,276)                --

    Class C                                                           (17,942)                --
-------------------------------------------------------------------------------------------------

Net decrease in net assets resulting from distributions to
  shareholders                                                     (1,127,609)           (45,741)
-------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS

  Class A:

    Proceeds from shares sold                                         949,041          7,771,305

    Distributions reinvested                                          261,961              8,762

    Cost of shares redeemed                                          (983,651)        (1,793,357)

    Redemption fees                                                       489                 --

  Class I:

    Proceeds from shares sold                                         243,113            651,104

    Distributions reinvested                                          777,766             34,036

    Cost of shares redeemed                                        (1,135,973)        (4,401,913)

    Redemption fees                                                        53                 88

  Class C:

    Proceeds from shares sold                                         315,756            375,423

    Distributions reinvested                                           16,743                249

    Cost of shares redeemed                                           (29,711)           (53,072)
-------------------------------------------------------------------------------------------------

Net increase in net assets resulting from capital share
  transactions                                                        415,587          2,592,625
-------------------------------------------------------------------------------------------------

TOTAL INCREASE IN NET ASSETS                                        1,153,920          5,477,531
-------------------------------------------------------------------------------------------------

NET ASSETS

Beginning of period                                                26,109,908         20,632,377
-------------------------------------------------------------------------------------------------

End of period                                                     $27,263,828        $26,109,908
-------------------------------------------------------------------------------------------------

Accumulated undistributed net investment income                   $     7,553        $    32,354
-------------------------------------------------------------------------------------------------

                     See Notes to the Financial Statements.

                      (This page intentionally left blank)

KOPP EMERGING GROWTH FUND
FINANCIAL HIGHLIGHTS

                                       Six Months
                                          Ended        Year Ended     Year Ended     Year Ended      Year Ended      Year Ended
                                        Mar. 31,       Sept. 30,      Sept. 30,      Sept. 30,       Sept. 30,       Sept. 30,
                                          2006            2005           2004           2003            2002            2001
                                       ----------      ----------     ----------     ----------      ----------      ----------
                                         Class A        Class A        Class A        Class A         Class A
                                       (Unaudited)                                                                    Class A
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of period      $ 8.94          $ 8.00         $ 9.10         $ 4.69          $ 8.64          $30.78

-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment loss                        (0.09)(1)       (0.18)(1)      (0.17)(1)      (0.11)(1)       (0.15)(1)       (0.22)(1)
Net realized and unrealized gain
 (loss) on investments                      2.73            1.12          (0.93)          4.52           (3.80)         (19.83)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations            2.64            0.94          (1.10)          4.41           (3.95)         (20.05)
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Distributions from net realized gain        --              --             --             --              --             (2.09)
-------------------------------------------------------------------------------------------------------------------------------
Redemption fees retained                    --  (2)         --  (2)        --             --              --              --
Net asset value, end of period            $11.58          $ 8.94         $ 8.00         $ 9.10          $ 4.69          $ 8.64

-------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000's)       $286,482        $257,309       $332,684       $423,165        $217,177        $412,503
Ratio of expenses to average net
 assets                                     1.73%(5)        1.72%          1.66%          1.72%           1.69%           1.60%
Ratio of net investment loss to
 average net assets                        (1.69)%(5)      (1.69)%        (1.65)%        (1.71)%         (1.67)%         (1.43)%
Portfolio turnover rate(3)                  18.1%(6)        19.3%          11.0%          26.9%           17.4%            6.6%
Total return(4)                            29.53%(6)       11.75%        (12.09)%        94.03%         (45.72)%        (69.58)%

-------------------------------------------------------------------------------------------------------------------------------


-------------------------------------
PER SHARE DATA
Net asset value, beginning of period
-------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment loss
Net realized and unrealized gain
 (loss) on investments
-------------------------------------
Total from investment operations
-------------------------------------
LESS DISTRIBUTIONS
Distributions from net realized gain
-------------------------------------
Redemption fees retained
Net asset value, end of period
-------------------------------------
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000's)
Ratio of expenses to average net
 assets
Ratio of net investment loss to
 average net assets
Portfolio turnover rate(3)
Total return(4)
-------------------------------------

(1) Net investment loss per share is calculated using the ending balance of undistributed net investment loss prior to consideration of adjustments for permanent book and tax differences.

(2) Less than $0.01.

(3) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(4) Total return excludes sales charges.

(5) Annualized.

(6) Not annualized.

                                       23

    Six Months                                                                                 Six Months
       Ended        Year Ended     Year Ended     Year Ended     Year Ended     Year Ended        Ended        Year Ended
     Mar. 31,       Sept. 30,      Sept. 30,      Sept. 30,      Sept. 30,      Sept. 30,       Mar. 31,       Sept. 30,
       2006            2005           2004           2003           2002           2001           2006            2005
    ----------      ----------     ----------     ----------     ----------     ----------     ----------      ----------
      Class I        Class I        Class I        Class I        Class I        Class I         Class C        Class C
    (Unaudited)                                                                                (Unaudited)
-------------------------------------------------------------------------------------------------------------------------
       $ 9.23         $ 8.23         $ 9.33         $ 4.79         $ 8.79         $31.17          $ 8.57         $ 7.71

-------------------------------------------------------------------------------------------------------------------------
        (0.07)(1)      (0.11)(1)      (0.13)(1)      (0.08)(1)      (0.12)(1)      (0.18)(1)       (0.12)(1)      (0.23)(1)
         2.82           1.11          (0.97)          4.62          (3.88)        (20.11)           2.61           1.09
-------------------------------------------------------------------------------------------------------------------------
         2.75           1.00          (1.10)          4.54          (4.00)        (20.29)           2.49           0.86
-------------------------------------------------------------------------------------------------------------------------
         --             --             --             --             --            (2.09)           --             --
-------------------------------------------------------------------------------------------------------------------------
         --  (2)        --  (2)        --             --             --             --              --  (2)        --
       $11.98         $ 9.23         $ 8.23         $ 9.33         $ 4.79         $ 8.79          $11.06         $ 8.57

-------------------------------------------------------------------------------------------------------------------------
     $106,463        $84,971        $66,871        $76,501        $31,920        $58,767         $22,828        $20,330
         1.38%(5)       1.37%          1.31%          1.37%          1.34%          1.25%           2.38%(5)       2.37%
       (1.34)%(5)      (1.34)%        (1.30)%        (1.36)%        (1.32)%        (1.08)%        (2.34)%(5)      (2.34)%
         18.1%(6)       19.3%          11.0%          26.9%          17.4%           6.6%           18.1%(6)       19.3%
        29.79%(6)      12.15%        (11.79)%        94.78%        (45.51)%       (69.47)%         29.05%(6)      11.15%

-------------------------------------------------------------------------------------------------------------------------


     Year Ended     Year Ended     Year Ended     Year Ended
     Sept. 30,      Sept. 30,      Sept. 30,      Sept. 30,
        2004           2003           2002           2001
     ----------     ----------     ----------     ----------
      Class C        Class C        Class C        Class C
----------------------------------------------------------------
       $ 8.83         $ 4.58         $ 8.49         $30.49
----------------------------------------------------------------
        (0.22)(1)      (0.14)(1)      (0.21)(1)      (0.29)(1)
        (0.90)          4.39          (3.70)        (19.62)
----------------------------------------------------------------
        (1.12)          4.25          (3.91)        (19.91)
----------------------------------------------------------------
         --             --             --            (2.09)
----------------------------------------------------------------
         --             --             --             --
       $ 7.71         $ 8.83         $ 4.58         $ 8.49
----------------------------------------------------------------
      $25,626        $29,376        $12,364        $21,705
         2.31%          2.37%          2.34%          2.25%
        (2.30)%        (2.36)%        (2.32)%        (2.08)%
         11.0%          26.9%          17.4%           6.6%
       (12.68)%        92.80%        (46.05)%       (69.79)%
----------------------------------------------------------------

                     See Notes to the Financial Statements.

KOPP TOTAL QUALITY MANAGEMENT FUND
FINANCIAL HIGHLIGHTS


                                                              Six Months                     Six Months
                                                                 Ended        Year Ended        Ended
                                                               Mar. 31,       Sept. 30,       Mar. 31,
                                                                 2006          2005(1)          2006
                                                                 ----         ----------     ----------
                                                                Class A        Class A         Class I
                                                              (Unaudited)                    (Unaudited)
---------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of period                             $13.23          $11.76         $13.23

---------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                              0.01            0.03           0.01
Net realized and unrealized gain (loss) on investments             0.93            1.46           0.93
---------------------------------------------------------------------------------------------------------------
Total from investment operations                                   0.94            1.49           0.94

---------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Distributions from net investment income                          (0.02)          (0.02)         (0.02)
Distributions from net realized gain                              (0.56)           --            (0.56)
---------------------------------------------------------------------------------------------------------------
Total distributions to shareholders                               (0.58)          (0.02)         (0.58)
---------------------------------------------------------------------------------------------------------------
Redemption fees retained                                           --  (2)         --             --  (2)
Net asset value, end of period                                   $13.59          $13.23         $13.59

---------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000's)                                $6,882          $6,469        $19,725
Ratio of expenses to average net assets:
  Before expense reimbursement                                     2.24%(3)        2.21%          1.89%(3)
  After expense reimbursement                                      1.50%(3)        1.50%          1.50%(3)
Ratio of net investment income (loss) to average net assets:
  Before expense reimbursement                                   (0.60)%(3)      (0.43)%        (0.25)%(3)
  After expense reimbursement                                      0.14%(3)        0.28%          0.14%(3)
Portfolio turnover rate(5)                                          7.1%(4)        35.1%           7.1%(4)
Total return(6)                                                    7.28%(4)       12.69%          7.28%(4)

---------------------------------------------------------------------------------------------------------------

(1) Commenced operations at the close of business on September 30, 2004.

(2) Less than $0.01.

(3) Annualized.

(4) Not annualized.

(5) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(6) Total return excludes sales charges. Total return would have been lower had certain expenses not been reduced.

               For the Period
                  Dec. 1,
                    2003                                                                      Six Months
Year Ended        through         Year Ended     Year Ended     Year Ended     Year Ended        Ended        Year Ended
Sept. 30,        Sept. 30,         Nov. 30,       Nov. 30,       Nov. 30,       Nov. 30,       Mar. 31,       Sept. 30,
   2005           2004(7)          2003(7)        2002(7)        2001(7)        2000(7)          2006          2005(1)
----------     --------------     ----------     ----------     ----------     ----------     ----------      ----------
 Class I          Class I          Class I        Class I        Class I        Class I         Class C        Class C
                                                                                              (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------
 $ 11.76          $ 11.31          $ 10.35        $ 13.36        $ 15.81        $ 16.93         $13.23          $11.76

-----------------------------------------------------------------------------------------------------------------------------
    0.04             0.01             0.04           0.00           0.07           0.09           0.01            0.03
    1.45             0.81             1.15          (2.59)         (2.41)         (1.09)          0.93            1.46
-----------------------------------------------------------------------------------------------------------------------------
    1.49             0.82             1.19          (2.59)         (2.34)         (1.00)          0.94            1.49

-----------------------------------------------------------------------------------------------------------------------------
   (0.02)           (0.01)           (0.04)         (0.01)         (0.07)         (0.09)         (0.02)          (0.02)
    --              (0.36)           (0.19)         (0.41)         (0.04)         (0.03)         (0.56)           --
-----------------------------------------------------------------------------------------------------------------------------
   (0.02)           (0.37)           (0.23)         (0.42)         (0.11)         (0.12)         (0.58)          (0.02)
-----------------------------------------------------------------------------------------------------------------------------
    --  (2)          --               --             --             --             --             --              --
  $13.23           $11.76           $11.31         $10.35         $13.36         $15.81         $13.59          $13.23

-----------------------------------------------------------------------------------------------------------------------------
 $19,297          $20,632          $21,102        $20,785        $28,439        $40,290           $657            $344
    1.88%            2.07%(3)         1.97%          1.83%          1.61%          1.40%          2.89%(3)        2.86%
    1.50%            1.50%(3)         1.50%          1.50%          1.50%          1.40%          1.50%(3)        1.50%
   (0.07)%         (0.42)%(3)        (0.13)%        (0.35)%         0.35%          0.42%        (1.22)%(3)       (1.11)%
    0.31%            0.15%(3)         0.34%         (0.02)%         0.46%          0.42%          0.17%(3)        0.25%
    35.1%             6.0%(4)         50.0%          68.0%           1.0%           5.0%           7.1%(4)        35.1%
   12.69%            7.34%(4)        11.50%        (19.34)%       (14.86)%        (5.92)%         7.28%(4)       12.69%

-----------------------------------------------------------------------------------------------------------------------------


(7) The financial highlights for Class I as set forth herein reflect the historical financial highlights of General Securities, Incorporated. The assets of General Securities, Incorporated were acquired by Kopp Total Quality Management Fund at the close of business on September 30, 2004. In connection with such acquisition, the shares of General Securities, Incorporated were exchanged for Class I shares of Kopp Total Quality Management Fund.

                     See Notes to the Financial Statements.

KOPP FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2006 (Unaudited)

1. ORGANIZATION

Kopp Funds, Inc. (the "Corporation" or the "Funds") was incorporated on June 12, 1997, as a Minnesota corporation, and is registered as an open-end, investment management company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Corporation consists of two series: the Kopp Emerging Growth Fund ("Emerging Growth Fund") and the Kopp Total Quality Management Fund ("Total Quality Management Fund"), each of which has separate assets and liabilities and differing investment objectives. The Emerging Growth Fund is a non-diversified series and the Total Quality Management Fund is a diversified series of the Corporation.

The Emerging Growth Fund's investment objective is to seek long-term capital appreciation by investing primarily in common stocks of companies that Kopp Investment Advisors, LLC (the "Advisor") believes to have the potential for superior growth. The Total Quality Management Fund's investment objective is to seek long-term capital appreciation by investing primarily in common stocks of companies generally included in the S&P 500 Index that the Advisor determines are Quality Advantaged through effective use of quality-based management techniques.

The Corporation's registration statement was declared effective on September 16, 1997. The Emerging Growth Fund commenced operations on October 1, 1997 and the Total Quality Management Fund commenced operations at the close of business on September 30, 2004.

On June 25, 2004, the Board of Directors of the Corporation approved the Agreement and Plan of Reorganization providing for the acquisition of General Securities, Incorporated, an open-end management investment company in operation since 1951 ("GSI"). At the close of business on September 30, 2004, the shares of GSI were merged into Class I shares of the Total Quality Management Fund, a newly formed shell portfolio which was organized solely to acquire the assets and continue the business of GSI.

The value of the assets transferred at the time of the tax-free merger was $20,632,377. There were 1,754,266 Class I shares of the Total Quality Management Fund issued to shareholders of GSI. Net assets at the time of the merger included unrealized appreciation of $3,063,946. As a result of this transaction, GSI was designated the accounting survivor and the Total Quality Management Fund was designated the legal survivor.

The Funds have issued three classes of shares: Class A, Class C and Class I. Each class of shares has identical rights and privileges except that each class bears its own expenses and exclusive voting rights on matters pertaining to the distribution plan for that class. Class A shares are subject to an initial sales charge imposed at the time of purchase, in accordance with each Fund's prospectus. The maximum sales charge on Class A shares is 3.50% of the offering price or 3.63% of the net asset value. Investments in Class A shares above $1 million are subject to a contingent deferred sales charge at the time of redemption, in accordance with each Fund's prospectus. The maximum sales charge is 1% for redemptions within the first 24 months. Class A shares may also be subject to a 2% redemption fee on certain redemptions made within 30 days of purchase. The Class I shares are subject to a 2% redemption fee of the then current value of the shares on redemptions made within 24 months of purchase. The Class C shares are subject to a contingent deferred sales charge at the time of redemption, in accordance with each Fund's prospectus. The maximum sales charge is 1% for redemptions in the first year.

Class C shares may also be subject to a 2% redemption fee on certain redemptions made within 30 days of purchase.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATION

Common stocks and other equity-type securities traded primarily on a national securities exchange are valued at the last sales price. For securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade is below the bid, the Funds will use the bid as the closing price. Securities traded on a national securities exchange or NASDAQ for which there were no transactions on a given day, and securities not listed on a national securities exchange or NASDAQ, are valued at the average of the most recent bid and asked prices. Investments for which the above valuation procedures are inappropriate, when valuations are not readily available or when valuations are deemed not to reflect fair value, are stated at fair value, as determined in good faith under procedures approved by the Board of Directors. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board of Directors. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on dispositions of the securities; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Board of Directors has approved the use of pricing services to assist the Funds in the determination of net asset value. Fixed income investments with a remaining maturity of 60 days or less are valued on an amortized cost basis, which approximates market value.

FEDERAL INCOME TAXES

The Funds intend to qualify for treatment as a "Regulated Investment Company" under Subchapter M of the Internal Revenue Code, and the Funds intend to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal tax provision is recorded.

INCOME AND EXPENSES

Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are allocated to the Funds on the basis of relative net assets of all Funds within the Corporation. Net investment income
(loss), other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current day's capital share activity of the respective class).

DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income and distributions of net realized gains, if any, will be declared and paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for amounts related to the deferral of post-October and wash sale losses.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

ILLIQUID OR RESTRICTED SECURITIES

Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Directors as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Each Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to this limitation. As of March 31, 2006, the Funds held no illiquid or restricted securities.

GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.

OTHER

Investment and shareholder transactions are recorded on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds (specific identification). Dividend income is recognized on the ex-dividend date or as soon as this information is available to the Funds, and interest income is recognized on an accrual basis.

3. INCOME TAX INFORMATION

Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified. These reclassifications have no effect on net assets or net asset value per share. At September 30, 2005, the Funds' most recently completed fiscal year end, the components of accumulated earnings (losses) on a tax basis were as follows:

                                   Emerging       Total Quality
                                  Growth Fund    Management Fund
                                  -----------    ---------------
Cost of investments(a)           $ 493,623,085     $21,318,377
                                 -------------     -----------
Gross unrealized appreciation    $  94,635,779     $ 5,490,951
Gross unrealized depreciation     (227,109,266)       (712,472)
                                 -------------     -----------
Net unrealized appreciation
 (depreciation) on investments   $(132,473,487)    $ 4,778,479
----------------------------------------------------------------
Undistributed ordinary income    $        --       $   301,657
Undistributed long-term capital
 gain                                     --           814,172
                                 -------------     -----------
Total distributable earnings     $        --       $ 1,115,829
----------------------------------------------------------------
Other accumulated losses         $ (96,074,404)    $      --
                                 -------------     -----------
Total accumulated gains
 (losses)                        $(228,547,891)    $ 5,894,308
----------------------------------------------------------------

(a) Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to the deferral of losses on wash sales.

The distributions paid during the six months ended March 31, 2006 and the year ended September 30, 2005 were characterized as follows:

                              Total Quality Management Fund
                           Six Months Ended        Year Ended
                            March 31, 2006       September 30,
                             (Unaudited)              2005
                           ----------------      -------------
Ordinary income                $313,432             $45,741
Long-term capital gains         814,177                --

At September 30, 2005, the Emerging Growth Fund had net realized capital loss carryovers expiring as follows:

2009                                       $   187,528
2010                                           208,436
2011                                        12,647,345
2012                                        19,365,048
2013                                        19,655,453
------------------------------------------------------
                                           $52,063,810
------------------------------------------------------

To the extent that the Emerging Growth Fund realizes future net capital gains, taxable distributions to its respective shareholders will be reduced by any unused capital loss carryover as permitted by the Internal Revenue Code. During the fiscal year ended September 30, 2005, the Emerging Growth Fund recognized post-October capital losses of $25,163,801. The Emerging Growth Fund incurred losses in the amount of $44,010,594 from November 1, 2004 to September 30, 2005. As permitted by tax regulations, the Emerging Growth Fund intends to elect to defer and treat these losses as arising in the fiscal year ending September 30, 2006.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Emerging Growth Fund were as follows:

                              Six Months Ended    Year Ended
                               March 31, 2006    September 30,
                                (Unaudited)          2005
                              ----------------   -------------
Class A:
 Shares sold                      1,421,927         1,912,293
 Shares redeemed                 (5,457,491)      (14,724,105)
--------------------------------------------------------------
 Net decrease                    (4,035,564)      (12,811,812)
Class I:
 Shares sold                         94,913         1,878,948
 Shares redeemed                   (409,424)         (800,345)
--------------------------------------------------------------
 Net increase (decrease)           (314,511)        1,078,603
Class C:
 Shares sold                        147,996           557,324
 Shares redeemed                   (456,713)       (1,506,193)
--------------------------------------------------------------
 Net decrease                      (308,717)         (948,869)

Transactions in shares of the Total Quality Management Fund were as follows:

                              Six Months Ended    Year Ended
                               March 31, 2006    September 30,
                                (Unaudited)          2005
                              ----------------   -------------
Class A:
 Shares sold                         71,170           629,844
 Shares reinvested                   20,028               681
 Shares redeemed                    (73,883)         (141,454)
--------------------------------------------------------------
 Net increase                        17,315           489,071
Class I:
 Shares sold                         18,245            51,641
 Shares reinvested                   59,462             2,645
 Shares redeemed                    (84,986)         (349,871)
--------------------------------------------------------------
 Net decrease                        (7,279)         (295,585)
Class C:
 Shares sold                         23,277            30,174
 Shares reinvested                    1,280                19
 Shares redeemed                     (2,198)           (4,185)
--------------------------------------------------------------
 Net increase                        22,359            26,008

5. INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments, for the Emerging Growth Fund for the six months ended March 31, 2006, were $67,191,830 and $115,713,058, respectively. The aggregate purchases and sales of securities, excluding short-term investments, for the Total Quality Management Fund for the six months ended March 31, 2006 were $1,870,407 and $2,575,211, respectively. There were no purchases or sales of long-term U.S. government securities.

6. INVESTMENT ADVISORY AND OTHER AGREEMENTS

Pursuant to its investment advisory agreement with the Funds, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at an annual rate of 1.00% applied to the daily net assets of each Fund.

For the six months ended March 31, 2006, the Advisor contractually agreed to waive its management fee to the extent necessary to ensure that the total operating expenses for Class A, Class I and Class C of the Total Quality Management Fund did not exceed 1.50%. The Advisor may recoup previously waived management fees. Management fees waived as of March 31, 2006 in the Total Quality Management Fund were $182,140.

U.S. Bancorp Fund Services, LLC serves as accounting services agent, administrator, and transfer agent for the Funds. U.S. Bank, N.A. serves as custodian for the Funds.

The Funds have adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") with respect to each class of shares pursuant to which certain distribution and shareholder servicing fees may be paid to Centennial Lakes Capital, LLC (the "Distributor"). The Distributor is an affiliate of the Advisor. Under the terms of the Plan, each class of shares may be required to pay the Distributor (i) a distribution fee for the promotion and distribution of shares of up to 0.25% of the average daily net assets of the Funds attributable to Class A and Class I shares and up to 0.75% of the average daily net assets of the Funds attributable to Class C shares (computed on an annual basis) and (ii) a shareholder servicing fee for personal service provided to shareholders of up to 0.25% of the average daily net assets of the Funds attributable to all three classes (computed on an annual basis). Payments under the Plan with respect to Class A shares are currently limited to 0.35%, which represents a 0.10% distribution fee and a 0.25% shareholder servicing fee. Class C shares are currently incurring 1.00%, which represents a 0.75% distribution fee and a 0.25% shareholder servicing fee. The Distributor currently has no intention of charging any Rule 12b-1 fees in connection with the Class I shares. The Distributor is authorized to, in turn, pay all or a portion of these fees to any registered securities dealer, financial institution, or other person who renders assistance in distributing or promoting the sale of Fund shares, or who provides certain shareholder services to Fund shareholders, pursuant to a written agreement. To the extent such fee is not paid to such persons, the Distributor may use the fee for its own distribution expenses incurred in connection with the sale of Fund shares, or for any of its shareholder servicing expenses.

The Plan is a "reimbursement" plan, which means that the fees paid by the Funds under the Plan are intended to reimburse the Distributor for services rendered and commission fees borne up to the maximum allowable distribution and shareholder servicing fees. If the Distributor is due more money for its services rendered and commission fees borne than are immediately payable because of the expense limitation under the Plan, the unpaid amount is carried forward from period to period while the Plan is in effect until such time as it may be paid. As of March 31, 2006, there were $736,233 and $39,392 of unreimbursed distribution and shareholder servicing related expenses to be carried forward to future plan years for the Emerging Growth Fund and the Total Quality Management Fund, respectively. Upon termination of the 12b-1 Plan, the Funds are not contractually obligated to continue paying these excess costs. As such, these amounts have not been recorded as a liability in the Funds' records.

Distribution and shareholder servicing fees incurred by the Funds, related to Class A and Class C shares, for the six months ended March 31, 2006 were as follows:

                                             Class A
                                  Distribution     Shareholder
                                      Fees        Servicing Fees
                                  ------------    --------------
Emerging Growth Fund                $128,763         $321,908
Total Quality Management Fund          3,326            8,315

                                             Class C
                                  Distribution     Shareholder
                                      Fees        Servicing Fees
                                  ------------    --------------
Emerging Growth Fund                $78,613          $26,204
Total Quality Management Fund         1,616              538

The distribution and shareholder servicing fees retained by the Distributor, related to Class A and Class C shares, for the six months ended March 31, 2006 were as follows:

                                             Class A
                                  Distribution     Shareholder
                                      Fees        Servicing Fees
                                  ------------    --------------
Emerging Growth Fund                $11,017          $27,544
Total Quality Management Fund            96              239

                                             Class C
                                  Distribution     Shareholder
                                      Fees        Servicing Fees
                                  ------------    --------------
Emerging Growth Fund                $12,609           $4,203
Total Quality Management Fund           836              279

The Emerging Growth Fund and the Total Quality Management Fund were advised that the Distributor advanced $12,930 and $2,727 of distribution and shareholder servicing fees related to Class C shares, respectively, for the six months ended March 31, 2006. These fees were advanced to broker/dealers who have selling agreements with the Funds.

The Emerging Growth Fund and the Total Quality Management Fund were advised that the Distributor retained front-end sales charges on Class A shares of $15,457 and $861, respectively, for the six months ended March 31, 2006. The Emerging Growth Fund and the Total Quality Management Fund were also advised that the Distributor retained contingent deferred sales charges on Class C shares of $3,751 and $0, respectively, for the six months ended March 31, 2006.

7. OTHER AFFILIATES(1)

Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. The aggregate market value of all securities of affiliated companies as of March 31, 2006 amounted to $23,923,696, representing 5.8% of net assets in the Emerging Growth Fund. Transactions during the six months ended March 31, 2006 in which the issuer was an "affiliated person" are as follows:

                                                              Emerging Growth Fund
                                   Neose                          Superconductor
                               Technologies,      QuickLogic      Technologies,     Transgenomic,    Tut Systems,
                                   Inc.         Corporation(2)       Inc.(3)            Inc.             Inc.
                               -------------    --------------    --------------    -------------    ------------

 September 30, 2005

 Balance

 Shares                           1,120,120         1,750,000          200,000        3,333,000         3,000,000

 Cost                           $26,283,566      $ 20,225,376       $2,601,757       $9,720,269       $15,808,862

Gross Additions

 Shares                           1,379,880              --            440,000           67,000           300,000

 Cost                           $ 3,300,791      $       --         $2,683,200(4)    $   61,904       $   972,105(4)

Gross Deductions

 Shares                                --             650,000             --               --                --

 Cost                           $      --        $ 14,226,894       $     --         $     --         $      --

March 31, 2006

 Balance

 Shares                           2,500,000         1,100,000          640,000        3,400,000         3,300,000

 Cost                           $29,584,357      $  5,998,482       $5,284,957       $9,782,173       $16,780,967
------------------------------------------------------------------------------------------------------------------

Realized gain (loss)            $         0      $(11,507,594)      $        0       $        0       $         0
------------------------------------------------------------------------------------------------------------------

Investment income               $         0      $          0       $        0       $        0       $         0
------------------------------------------------------------------------------------------------------------------

                                Emerging Growth Fund

                              Verilink
                             Corporation       Total
                             -----------       -----
 September 30, 2005
 Balance
 Shares                         520,000
 Cost                        $5,630,027     $ 80,269,857
Gross Additions
 Shares                       1,900,000
 Cost                        $1,667,250     $  8,812,528
Gross Deductions
 Shares                            --
 Cost                        $     --       $ 14,226,894
March 31, 2006
 Balance
 Shares                       2,420,000
 Cost                        $7,297,277     $ 74,728,213
--------------------------------------------------------
Realized gain (loss)         $        0     $(11,507,594)
--------------------------------------------------------
Investment income            $        0     $          0
--------------------------------------------------------

(1) As a result of the Fund's beneficial ownership of the common stock of these companies, regulators require that the Fund state that it may be deemed an affiliate of the respective issuer. The Fund disclaims that the "affiliated persons" are affiliates of the Distributor, Advisor, Fund, Corporation, or any other client of the Advisor.

(2) Security that was affiliated during the six months ended March 31, 2006, but not at March 31, 2006.

(3) Shares adjusted by 1-for-10 reverse stock split on March 13, 2006.

(4) Includes reclass of security litigation proceeds.

8. LINE OF CREDIT

The Emerging Growth Fund has a $50,000,000 line of credit with U.S. Bank, N.A expiring July 31, 2006. The interest rate on any borrowings is the Bank's announced prime rate and borrowings would be for liquidity purposes. The Emerging Growth Fund pays a commitment fee equal to the amount of the line at a rate of 0.12% per annum. During the six months ended March 31, 2006, the Emerging Growth Fund did not draw upon the line of credit.

9. RELATED PARTY TRANSACTIONS

As of March 31, 2006, related parties of the Emerging Growth Fund beneficially owned 7,382,300 shares or 20.7% of the Fund's outstanding shares (0.4% of which was owned through the Advisor's profit sharing plan). As of March 31, 2006, related parties of the Total Quality Management Fund beneficially owned 2,601 shares or 0.1% of the Fund's outstanding shares (0.1% of which was owned through the Advisor's profit sharing plan).

NOTICE TO SHAREHOLDERS
MARCH 31, 2006 (UNAUDITED)

HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING POLICIES -- A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge upon request by calling 1-888-533-KOPP and (2) on the U.S. Securities and Exchange Commission's website at www.sec.gov.

PROXY VOTING RECORDS FOR THE 12-MONTH PERIOD ENDED JUNE 30, 2005 -- Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge upon request by calling 1-888-533-KOPP and (2) on the U.S. Securities and Exchange Commission's website at www.sec.gov.

QUARTERLY FILINGS ON FORM N-Q -- The Funds file their complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the U.S. Securities and Exchange Commission's website at www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the U.S. Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Funds' Forms N-Q is also available upon request by calling 1-888-533-KOPP.

Except for historical information, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe harbor provisions of the Securities Litigation Reform Act of 1995. These include any advisor and/or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described in each Fund's current prospectus, other factors bearing on this report include the accuracy of the advisor's forecasts and predictions and the appropriateness of the investment program designed by the advisor to implement its strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

                      (This page intentionally left blank)

                      (This page intentionally left blank)

[KOPP FUND LOGO]
(C)2006 Kopp Investment Advisors, LLC

DIRECTORS

LeRoy C. Kopp (Chairman)
Robert L. Stehlik
Thomas R. Stuart

OFFICERS

LeRoy C. Kopp, President and Chief Executive Officer
John P. Flakne, Chief Financial Officer, Secretary and Treasurer
Gregory S. Kulka, First Vice President
Pamela M. Krill, Chief Compliance Officer and AML Compliance Officer

INVESTMENT ADVISOR

KOPP INVESTMENT ADVISORS, LLC
7701 France Avenue South, Suite 500
Edina, MN 55435
                                                         SEMI-ANNUAL REPORT 2006

                                                       KOPP EMERGING GROWTH FUND

                                                              KOPP TOTAL QUALITY
                                                                 MANAGEMENT FUND

ADMINISTRATOR AND TRANSFER AGENT

U.S. BANCORP FUND SERVICES, LLC

For overnight deliveries,    For regular mail deliveries,
use:                         use:
Kopp Funds, Inc.             Kopp Funds, Inc.
c/o U.S. Bancorp Fund        c/o U.S. Bancorp Fund
  Services, LLC              Services, LLC
Third Floor                  P.O. Box 701
615 E. Michigan Street       Milwaukee, WI 53201-0701
Milwaukee, WI 53202-5207

CUSTODIAN

U.S. BANK, N.A.
P.O. Box 701
Milwaukee, WI 53201-0701

DISTRIBUTOR

CENTENNIAL LAKES CAPITAL, LLC
7701 France Avenue South, Suite 500
Edina, MN 55435

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PRICEWATERHOUSECOOPERS LLP
100 East Wisconsin Avenue, Suite 1800
Milwaukee, WI 53202

LEGAL COUNSEL

GODFREY & KAHN, S.C.
780 N. Water Street
Milwaukee, WI 53202

Kopp Funds are distributed by Centennial Lakes Capital, LLC, a member of the NASD and an affiliate of Kopp Investment Advisors, LLC and the Funds.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service providers.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through the filing of an exhibit.

     Incorporate by reference to previous Form N-CSR filing for the period ended September 30, 2005.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant) Kopp Funds, Inc.


     By (Signature and Title) /s/ LeRoy C. Kopp
                              --------------------------------------------
                              LeRoy C. Kopp, President and Chief Executive
                              Officer
     Date 6/05/06

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


     By (Signature and Title) /s/ LeRoy C. Kopp
                              --------------------------------------------
                              LeRoy C. Kopp, President and Chief Executive
                              Officer
     Date 6/05/06


     By (Signature and Title) /s/ John P. Flakne
                              --------------------------------------------
                              John P. Flakne, Secretary, Treasurer and
                              Chief Financial Officer
     Date 6/05/06